UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2016

Date of reporting period:  September 30, 2015

Item 1. Report to Stockholders.

Great Lakes Bond Fund
Investor Class Shares – GLBDX
Institutional Class Shares – GLBNX

Great Lakes Disciplined Equity Fund
Investor Class Shares – GLDEX
Institutional Class Shares – GLDNX

Great Lakes Large Cap Value Fund
Investor Class Shares – GLLVX
Institutional Class Shares – GLLIX

Great Lakes Small Cap Opportunity Fund
Investor Class Shares – GLSCX
Institutional Class Shares – GLSIX

Semi-Annual Report

September 30, 2015

1-855-278-2020
www.glafunds.com

Distributed by Quasar Distributors, LLC
Member FINRA

Great Lakes Bond Fund

October 31, 2015

Dear Shareholders:

I. INVESTMENT RESULTS

In the six months ended September 30th of 2015, the Great Lakes Bond Fund returned the following:

Total Returns

Share Class	6 Months ended 9/30/15
Investor Class	-1.81%
Institutional Class	-1.88%
Barclays U.S. Aggregate Bond Index	-0.47%

Interest rate movements were mixed over the last six months.  The 2 year U.S. Treasury has been very volatile, beginning the period at about .55% yield, surging to a high of .92% on September 15th and ending the period at .64% yield to maturity.  Longer-term interest rates were also volatile, ranging from the low at the beginning of the period of 1.90% on the 10 year U.S. Treasury, up to 2.50% in June, and settling back to 2.06% after the Fed No-Action move in September.  Just as High Yield spreads gapped out during the period, Investment Grade bonds also experienced spread widening, leading to lower prices for the past months.  Longer rates were the most stable, with the 30 year U.S. Treasury ending the period near 2.87%, which was up from 2.50% at the start of the period.

The Fed’s inaction over the past quarter was the main driver of market volatility for the period.  In general, the Fed’s monetary policy remains accommodative, with any rate increase now projected into 2016.  The Fed is still data-dependent and will have to see continued improvement in the economy and the labor market prior to affecting any such increase.  The U.S. economy has shown some progress, but the recovery is still sub-par by historical standards.  Energy and material sectors were hurt the worst, with High Yield spreads reaching a near multi-year high.

As a result of spread widening, the Fund’s share price has fallen, and has under-performed the benchmark, which has no exposure to high yield.  The volatility of interest rates has led to share price movement over the entire period.

II. ATTRIBUTION

The bond market and the Great Lakes Bond Fund posted negative returns over the last six months.  The Institutional Class shares of the Bond Fund were down - 1.88%, 141 basis points behind the return of the Barclays U.S. Aggregate Bond Index, which generated a -0.47% return over the period.  The Fund’s 14% allocation to the high yield sector, which had been a strong contributor to the Fund’s relative results in previous periods, worked against comparative performance.  High yield spreads widened sharply as energy and materials companies’ spreads de-linked from the rest of the market, dropping sharply in price.  The Barclays U.S. Aggregate Bond Index has no high yield representation.  On the positive side, the municipal bond allocation in the Fund worked in its favor.  Tax-exempt securities have continued a solid recovery from years past, and they have outperformed most taxable sectors calendar year-to-date (treasuries were higher).  The Fund’s allocation to municipal bonds was increased from 15% to 17% in the period in an attempt to further take advantage of this rebound.

III. OUTLOOK

To the surprise of most bond market investors, interest rates have not moved higher so far this year.  Over the past 6 months, the Fund has been essentially duration neutral - up from a 90% duration stance when compared to the benchmark at the end of 2014.  We believe that the Fed will not begin the tightening cycle until mid-2016.  As a

Great Lakes Bond Fund

result, the Fund continues to be fully invested in regard to the market’s spread sectors.  As of the end of September, in excess of 90% of the Bond Fund was invested across the investment-grade credit, tax-exempt, high yield, commercial mortgage-backed and mortgage-backed sectors of the bond market.  While investment grade and high yield spreads are wider so far in 2015, yield spreads for the other sectors are not widening as much over the period.  Therefore, the relative value of these sectors continues to justify our strong emphasis on coupon income.

Finally, as bond market liquidity has been challenging, it should be noted that roughly 15% of the Fund is of the highest liquidity and comprised of ETF positions, Treasury securities and cash equivalents.  The liquidity characteristics of this segment of the Fund should remain unchanged even in the most illiquid of market environments.

Patrick M. Morrissey
Senior Portfolio Manager
Fund Shareholder

Past performance is not a guarantee of future results.

The opinions expressed are those of the fund managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please see the Schedule of Investments included in this report.

Basis point (bps) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity.  Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Yield to Maturity is the rate of return anticipated on a bond if it is held until the maturity date.

Barclays U.S. Aggregate Bond Index is an intermediate term index and a market capitalization-weighted index, where securities in the index are weighted according to the market size of each bond type.

One cannot invest directly in an index.

Investing involves risk including loss of principal.  In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.  The Funds may invest in ETFs.  The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market.  ETFs have management and other expenses.  The Fund will bear it’s pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.  The Bond Fund will invest in debt securities, which typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities.  Investments in Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Great Lakes Bond Fund

VALUE OF $100,000 INVESTMENT (UNAUDITED)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2015

	1-Year	3-Year	Since Inception(1)
Investor Class	0.34%	1.34%	1.34%
Institutional Class	0.29%	1.29%	1.28%
Barclays Aggregate Bond Index(2)	2.94%	1.71%	1.71%

(1)	Inception date of each class was September 28, 2012.
(2)	The Barclays Aggregate Bond Index is an intermediate term index and a market capitalization-weighted index, where securities in the index are weighted according to the market size of each bond type.

Great Lakes Bond Fund

ALLOCATION OF PORTFOLIO NET ASSETS (UNAUDITED)
SEPTEMBER 30, 2015(1)
(% OF NET ASSETS)

TOP 10 HOLDINGS (UNAUDITED)
SEPTEMBER 30, 2015(1)(2)
(% OF NET ASSETS)

U.S. Treasury Bond, 2.875%, 05/15/2043	2.5%
O’Hare International Airport, 5.250%, 01/01/2034	2.2%
U.S. Treasury Bond, 3.500%, 02/15/2039	2.1%
iShares iBoxx Investment Grade Corp. Bond Fund	1.8%
U.S. Treasury Note, 2.250%, 11/15/2024	1.3%
iShares iBoxx $ High Yield Corp. Bond Fund	1.2%
Chicago, IL, Board of Education, 3.400%, 12/01/2015	1.2%
Commercial Mortgage Trust, 3.838%, 09/12/2047	1.0%
FNMA Pool, 4.000%, 03/01/2045	0.9%
O’Hare International Airport, 5.250%, 01/01/2030	0.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	First American Government Obligations Fund – Class Z is excluded from the Top Ten Holdings.

Great Lakes Disciplined Equity Fund

November 5, 2015
Dear Shareholders:

I. INVESTMENT RESULTS

In the six months ended September 30th of 2015, your Great Lakes Disciplined Equity Fund returned the following:

Total Returns

Share Class	6 Months ended 9/30/15
Investor Class	-6.28%
Institutional Class	-6.25%
S&P 500® Index Total Return	-6.18%

During the six months ended September 30, 2015, investors received a stark reminder of what volatility feels like during this period – for the first time in four years.  While most pin the majority of the blame on the prospects of a slowdown in China (which further suppressed commodity prices), the reality is volatility would have been resurgent solely on the back of Quantitative Easing (QE) termination and a prospective normalization of monetary policy.  This increased volatility will likely have investors seeking companies with lower volatility footprints (as proxied by lower beta, lower earnings and price variability, and larger capitalization).

Recent volatility has been encapsulated by a decline in stock prices.  The very largest stocks - as proxied by either the S&P 100® Index or the Russell Top 200® Index – fared best; these two indices posted losses of 6.18% and 5.50%, respectively, for the six months ending September 30, 2015.  The small-cap Russell 2000® Index was the worst performer, shedding 11.55%.  Year-to-Date, the mega-cap Russell Top 200® Index is the best performing capitalization-based index, notching a 4.99% loss.  Losses for this same YTD period increased as we move down the capitalization spectrum, culminating in a 7.73% loss for the Russell 2000® Index.

In this six month period, growth indices handily outperformed their value counterparts within the larger stock spectrum.  The outperformance was much less pronounced for the smaller cap stocks with growth narrowly outperforming value for this period.  The Russell Top 200® Growth Index was the top-performing US style index we track, albeit with a loss of 3.45% during the six month period.  The Russell 1000® Growth Index was the next-best performing style index, dropping 5.18%.  The Russell 2000® Value Index was the worst performing, surrendering a hefty 11.80%.  Year-to-Date, the Russell Top 200® Growth paces the market, having lost just 0.42% - far outpacing the Russell 2000® Value’s Index 10.06% drop.

Within the S&P 500®, no sector was left unscathed for the six month period ending September 30, 2015.  Counter-cyclicals – Utilities & Consumer Staples fared best losing 0.75% each.  Late-stage Cyclicals, in stark contrast, continue to be decimated.  Energy stocks dropped 18.9%, followed by Materials and Industrials (-17.3% and -9.2%, respectively).  Health Care stocks struggled as well, declining 8.2%.  Year-to-date, Consumer Discretionary stocks have actually advanced 4.1%, while Energy stocks have declined 21.3%.

II. ATTRIBUTION

Successful new additions to the portfolio during the six months ended September 30, 2015 included Google, which is now Alphabet Inc. (GOOG), Public Storage (PSA), and Ameren Corp (AEE).  GOOG outperformed the S&P 500® Index by 5.2% while PSA and AEE outperformed the Index by 9.9% and 10.9%, respectively, since our initial purchase.

Great Lakes Disciplined Equity Fund

New additions that didn’t perform to short-term expectations included Walt Disney Co (DIS) which trailed the index by 4.3%, Walgreens Boots Alliance (WBA) which lagged the Index by 2.6%, and Valero Energy (VLO) underperformed the index by 6.8% since our initial purchase in the third quarter.

Portfolio Changes

During the six months ended September 30, 2015, the portfolio moved from a near maximum underweight to Financials with purchases in the equity Real Estate Investment Trust (REIT) industry including Public Storage (PSA) and Prologis Inc. (PLD).  Additionally in the Property and Casualty Industry we added to American International Group (AIG) and The Travelers Companies (TRV).  We increased the portfolio’s exposure to Industrials in the period with new additions including Deere & Co (DE) as well as United Parcel Service (UPS) positioning the portfolio to a moderate overweight to the sector.

In Health Care, we decreased the portfolio’s exposure to a maximum underweight for the period ending through liquidations of Cigna Corp (CI) and United Health Group (UNH).  In Consumer Discretionary, we exited positions in General Motors (GM), TRW Automotive Holdings (TRW), and Twenty-First Century Fox (FOXA) which moved the portfolio to a small underweight in the sector.

III. OUTLOOK

Normalization of monetary policy is set to occur as employment conditions move towards typical levels, consumer confidence holds at strong levels, housing continues to augur well, and this all leads into increased inflation.  An increase in interest rates should be helpful to small- and mid-sized banks.

Increased interest rates should also lead to dollar strength, which will weigh on US multinationals.  This will likely place smaller, US-centric companies on relatively stronger footing.  Higher rates will weigh on companies with high debt-servicing burdens.  With all of these forces at play, one would be wise to keep Yogi Berra’s wisdom in mind: “When you come to a fork in the road, take it.”

Jon Quigley, CFA
CIO – Disciplined Equity

Past performance is not a guarantee of future results.

Investing involves risk including loss of principal.  In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.  The Funds may invest in ETFs.  The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market.  ETFs have management and other expenses.  The Fund will bear it’s pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.

The opinions expressed are those of the fund managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the schedules of investments for complete holdings information.

Great Lakes Disciplined Equity Fund

Definitions:

Beta measures the sensitivity of rates of return on a fund to general market movements.

Russell 2000® Index, a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index, and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The S&P 100® is a sub-set of the S&P 500®, measures the performance of large cap companies in the United States.  The Index comprises 100 major, blue chip companies across multiple industry groups.  Individual stock options are listed for each index constituent.

The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe.  The Russell Top 200® Index is a subset of the Russell 3000® Index.  It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market.

The Russell Top 200® Growth Index measures the performance of the especially large cap segment of the U.S. equity universe represented by stocks in the largest 200 by market cap.  It includes Russell Top 200® Index companies with higher growth earning potential as defined by Russell’s leading style methodology.  The companies also are members of the Russell 1000® Growth Index.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe.  It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

Great Lakes Disciplined Equity Fund

VALUE OF $100,000 INVESTMENT (UNAUDITED)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2015

	1-Year	3-Year	5-Year	Since Inception(1)
Investor Class	0.18%	12.66%	13.30%	13.81%
Institutional Class	0.37%	12.91%	13.60%	14.12%
S&P 500 Index(2)	-0.61%	12.40%	13.34%	14.27%

(1)	Inception date of each class was June 1, 2009.
(2)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Great Lakes Disciplined Equity Fund

ALLOCATION OF PORTFOLIO NET ASSETS (UNAUDITED)
SEPTEMBER 30, 2015(1)
(% OF NET ASSETS)

TOP 10 EQUITY HOLDINGS (UNAUDITED)
SEPTEMBER 30, 2015(1)
(% OF NET ASSETS)

Apple, Inc.	5.9%
Amazon.com, Inc.	3.6%
Altria Group, Inc.	3.3%
Kroger Co.	3.1%
Boeing Co.	2.9%
Facebook, Inc. – Class A	2.9%
Microsoft Corp.	2.7%
MetLife, Inc.	2.5%
Citigroup, Inc.	2.3%
EOG Resources, Inc.	2.3%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Large Cap Value Fund

October 12, 2015
Dear Shareholders:

I. INVESTMENT RESULTS

Total Returns

Share Class	6 Months ended 9/30/15
Investor Class	-6.79%
Institutional Class	-6.68%
Russell 1000® Value Index	-8.30%

The equity market, as measured by the S&P 500® Index, declined -6.18% through the six month period ending September 30, 2015, with almost the entire drop coming in August and September.  Concerns about developing nations’ (including Brazil, Russia and China) economic progress weighed on equity markets while inflation remained low, unemployment continued to decline, monetary policy globally is accommodative and corporate profits, excluding energy, are rising modestly.  A value style indicator, the Russell 1000 Value Index, declined 8.30% over the six months.

II. ATTRIBUTION

The Fund declined less than the Russell 1000® Value Index over the six months ended September 30, 2015.  The general themes through the six months included relative sensitivity, particularly among industrial commodity and industrial manufacturing companies, to developing nations’ economic trends and prospects, and reversals of some broad areas’ equity market movements over recent periods.  Limiting the Fund’s results again were energy holdings, as lower energy prices affect both current profitability and attractiveness of new prospects.  Diversified industrial manufacturers with relatively larger exposure to developing markets also held back the Fund.  In health care, pharmaceuticals, the biotech holding and a medical products position reversed gains of the first half of the calendar year during the market decline of the summer quarter.  In contrast, frequent-purchase consumer goods (food, beverages, tobacco) and the retail holding, which have been less sensitive to the economic movements, led results.  Electrical gas utilities reversed declines over the first half of the calendar year by rising as a group through the September quarter-end.  Health insurers, an industry planning further consolidation, also rose over the six months ended September 30, 2015.

III. OUTLOOK

Uncertainty over developing nations’ economic outlook is likely to continue to affect expectations for corporate profit progress.  Central banks remain committed to accommodative monetary policy to encourage economic expansion to continue after six years of slow recovery.  In the US, the Federal Reserve Board has indicated that monetary policy is data-dependent on employment and inflation measures, but that a gradual change toward policy normalization will occur.  After the 2012-2014 period of stock price advances above earnings growth rates, equity market valuation remains less attractive by historical standards.  We intend to continue our value approach, emphasizing rising or high earning power, supportive valuation and sufficient diversification.

Edward J. Calkins, CFA
Portfolio Manager/Research Analyst
Fund Shareholder

Great Lakes Large Cap Value Fund

The opinions expressed are those of the fund managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Definitions and Disclosures:

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

Diversification does not guarantee a profit or protect from loss in a declining market.

One cannot invest directly in an index.

Past performance does not guarantee future results.

Investing involves risk including loss of principal.  In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.  The Funds may invest in ETFs.  The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market.  ETFs have management and other expenses.  The Fund will bear its pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.

Great Lakes Large Cap Value Fund

VALUE OF $100,000 INVESTMENT (UNAUDITED)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2015

	1-Year	3-Year	Since Inception(1)
Investor Class	-2.73%	11.33%	11.31%
Institutional Class	-2.48%	11.55%	11.53%
Russell 1000 Value Index(2)	-4.42%	11.59%	11.57%

(1)	Inception date of each class was September 28, 2012.
(2)
The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

Great Lakes Large Cap Value Fund

ALLOCATION OF PORTFOLIO NET ASSETS (UNAUDITED)
SEPTEMBER 30, 2015(1)
(% OF NET ASSETS)

TOP 10 EQUITY HOLDINGS (UNAUDITED)
SEPTEMBER 30, 2015(1)
(% OF NET ASSETS)

American Express Co.	3.4%
Lockheed Martin Corp.	3.2%
General Electric Co.	3.1%
Eaton Corp.	2.7%
Royal Dutch Shell – ADR	2.6%
Apple, Inc.	2.5%
National Oilwell Varco, Inc.	2.5%
Target Corp.	2.5%
ACE Ltd.	2.5%
Bank of America Corp.	2.5%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Small Cap Opportunity Fund

November 2, 2015
Dear Shareholders:

I. INVESTMENT RESULTS

In the six months ended September 30th of 2015, your Great Lakes Small Cap Opportunity Fund returned the following:

Total Returns

Share Class	6 Months ended 9/30/15
Investor Class	-14.60%
Institutional Class	-14.53%
Russell 2000® Index	-11.55%

The Investor Class of the Great Lakes Small Cap Opportunity Fund has lagged its benchmark (Russell 2000® Index) by 305 bps, and the Institutional Class has lagged by 298 bps, for the six months ended September 30, 2015.

During the six months ended September 30, 2015, small-cap equities had a difficult period, especially in the third quarter of 2015, where the Russell 2000 Index fell nearly 12%.  Investors sold shares as slowing economic activity in China fueled fears of a global economic downturn.  Perhaps in response, the Federal Reserve chose not to raise the Federal Funds rate at their much anticipated September meeting, leading some to conclude that they, too, were concerned with the pace of economic activity.  Other signs of slowing global economic growth were evident; oil prices declined almost 25% in the quarter, returning to the $45/barrel level, and the yield on the 10-year Treasury bond tightened by 32 basis points (bps) to 2.04%.  Emerging equity markets were hit particularly hard; China’s Shanghai Composite Index lost 28.6% in the quarter, and MSCI’s Emerging Market index lost 17.9%.

II. ATTRIBUTION

Our underperformance for the six months ended September 30, 2015 was driven by holdings in three sectors: Consumer Discretionary (-100 bps relative performance); Materials (-120 bps); and Consumer Staples (-150 bps)

The Consumer Discretionary sector lost 13% for the period; investors sold shares to reduce their exposure to consumer spending, especially in markets outside the U.S.  In our portfolio, shares of Zumiez, Inc. (ZUMZ), Tupperware Brands Corporation (TUP), and DreamWorks Animations SKG, Inc. (DW) were hit particularly hard.  ZUMZ reported weaker than expected revenues in the late summer months, but has recently showed better than expected results and appears quite attractive to us at current prices.  Investors are concerned with TUP’s Latin America exposure; the company has a long history in this region and, though the strong dollar is a headwind, we believe investors’ concerns are vastly overblown.

Our Materials exposure consists of holdings in Intrepid Potash, Inc. (IPI), a producer and marketer of potash fertilizer sold primarily in the U.S.  Global fertilizer prices have declined dramatically in the last 15 months as growth in China and other key emerging markets has slowed, and agricultural commodity prices in the U.S. have declined.  In addition, IPI suffered an equipment failure at a facility that cost it several months of production.  We believe IPI is a low cost producer in its markets, and that its distribution capabilities in the U.S. position it well to benefit from continuing improvements in meeting the world’s nutritional needs.

Our losses in the Consumer Staples sector result from our exposure to two food-related businesses, Fresh Market, Inc. (TFM) and Chefs’ Warehouse, Inc. (CHEF).  TFM operates grocery stores, and reduced its short-term forecast

Great Lakes Small Cap Opportunity Fund

as a result of disappointing same-store sales in the quarter.  CHEF, a distributor of specialty food products to higher end restaurateurs, also reduced its forecast after eliminating certain less-profitable contracts.  Even with our reduced expectations, we believe both companies may offer significant upside potential at their current prices.

The rest of the portfolio sectors contributed about 100 bps of relative performance, not nearly enough to offset the drag mentioned above.  Our underweight position in Health Care helped, as small cap biotechnology and pharmaceutical stocks declined precipitously.  Our holdings in the broader healthcare area were up modestly, compared to the sector’s 12% decline.

Also, helping our relative performance was our modest underweight in the energy sector.  The Russell 2000 energy sector declined by 37% for the period and our one holding, Geospace Technologies Corp., was “only” down 18%.  Many small cap energy-related stocks appear attractive, even at current oil prices of about $45/barrel, but we are going cautiously as we do not have any specific insight into where energy prices are headed.

III. OUTLOOK

The International Monetary Fund released its World Economic Outlook on October 6.  In a bit of an understatement, the IMF said “Six years after the world economy emerged from its broadest and deepest postwar recession, a return to robust and synchronized global expansion remains elusive.” In its 230-page assessment, the IMF reduced its forecast for global economic growth, and commented further that “Despite considerable differences in country-specific outlooks, the new forecasts mark down expected near-term growth rates marginally, but nearly across the board.  Moreover, downside risks to the world economy appear more pronounced than they did just a few months ago.”

The IMF did not identify any new factors in its assessment, but did suggest that recent, renewed weakness in commodity prices, credit markets, productivity, and aggregate demand threatens to drag down global economic growth.  Of course, global economies are quite interdependent, and the monetary actions taken by the Federal Reserve following the financial collapse of 2008-2009 are still having profound impacts around the world.  Demand has recovered in some cases, but still remains quite weak in many others.  A glut of supply and productive capacity has led to a collapse in commodity prices, led of course by the price of oil.  This weakness has hurt emerging markets, many of which depend on commodity exports to the developed world to fuel their growth.  In turn, many developing countries have seen their currencies decline dramatically, with China taking the step of actively devaluing the Yuan to improve its export sector’s competiveness.

Against this backdrop, investors eagerly await the Federal Reserve’s next move.  The Fed has signaled for much of the year that it would like to raise interest rates, but has not yet pulled that lever.  The primary reason for holding off, in all likelihood, is the relatively weak state of the global economy.  A series of small increases of the Fed Funds Rate toward 1% (from 0% today) would probably have little effect on the real economy, and would provide the Fed at least a little dry powder should economic activity turn lower.  We expect the Federal Open Market Committee to raise rates by 25 basis points before the end of the year.  Going forward, much focus will be on China and its economic challenges.  A stabilization of China’s economic growth would likely lead to more stability in commodity prices and support global growth.  The U.S. economy continued to bump along at a 2%+ growth rate, and corporate profits, which are likely to decline this year as a result of weak energy prices and a strong dollar, should stabilize in 2016 as markets adjust to those factors.  Job growth continued apace, but better wages remain elusive for most consumers, and product price increases are scant in most industries (with the notable exception of healthcare.)

Great Lakes Small Cap Opportunity Fund

Markets remain rather skittish after the late summer declines.  Investors need to remember that intra-year sell-offs of 10% or more are far from unusual; the chart below illustrates that the market has been able to generate solid returns over time despite the frequency with which these short-term sell-offs occur.

S&P 500 Annual Price Returns and Intra-Year Price Declines
As of September 9, 2015

Source: Bloomberg, FactSet, Standard & Poor’s

We remain constructive on the outlook for corporate earnings and equity returns, though they may be muted in the nearer term.  Our approach to investing for the long term on behalf of our clients is unchanged, and we remain vigilant in seeking out good, long-term opportunities amid recent market turmoil.  To paraphrase Warren Buffet, fear and uncertainty are the friends of a long-term investor.

Thank you for your trust and patience,

Gary Lenhoff, CFA	Ben Kim, CFA, CPA
Co-Portfolio Manager	Co-Portfolio Manager
Fund Shareholder	Fund Shareholder

Past performance does not guarantee future results.

The opinions expressed are those of the fund managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Great Lakes Small Cap Opportunity Fund

Definitions:

The Russell 2000® Index, a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index, and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.  The Shanghai Composite Index is a stock market index of all stocks (A shares and B shares) that are traded on the Shanghai Stock Exchange.

The MSCI Emerging Market Index is a float-adjusted market capitalization index that consists of indices in 21 emerging economies.

One cannot invest directly in an index.

Basis point (bps) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please see the Schedule of Investments included in this report.

Investing involves risk including loss of principal.  In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.  The Funds may invest in ETFs.  The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market.  ETFs have management and other expenses.  The Fund will bear it’s pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.  The Small Cap Fund will invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large cap companies.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Great Lakes Small Cap Opportunity Fund

VALUE OF $100,000 INVESTMENT (UNAUDITED)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2015

	1-Year	3-Year	5-Year	Since Inception(1)
Investor Class	-10.48%	9.47%	10.24%	15.31%
Institutional Class	-10.26%	9.71%	10.51%	15.62%
Russell 2000 Index(2)	1.25%	11.02%	11.73%	15.19%

(1)	Inception date of each class was December 5, 2008.
(2)
The Russell 2000 Index is a market capitalization-weighted index comprised of the 2,000 smallest companies listed on the Russell 3000 Index, which contains the 3,000 largest companies in the U.S. based on market capitalization.

Great Lakes Small Cap Opportunity Fund

ALLOCATION OF PORTFOLIO NET ASSETS (UNAUDITED)
SEPTEMBER 30, 2015(1)
(% OF NET ASSETS)

TOP 10 EQUITY HOLDINGS (UNAUDITED)
SEPTEMBER 30, 2015(1)
(% OF NET ASSETS)

DreamWorks Animation SKG, Inc. – Class A	4.5%
ADTRAN, Inc.	4.3%
Banco Latinoamericano de Comercio Exterior SA	4.2%
BBCN Bancorp, Inc.	4.1%
Tupperware Brands Corp.	4.0%
Littelfuse, Inc.	3.5%
Diebold, Inc.	3.3%
Intrepid Potash, Inc.	3.1%
TriMas Corp.	3.1%
Chefs’ Warehouse, Inc.	2.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Funds

EXPENSE EXAMPLES (UNAUDITED)
SEPTEMBER 30, 2015

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 – September 30, 2015).

ACTUAL EXPENSES
For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Great Lakes Bond Fund
			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (4/1/2015)	Value (9/30/2015)	(4/1/2015 to 9/30/2015)
Investor Class Actual(2)	$1,000.00	$ 981.90	$4.86
Investor Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.95
Institutional Class Actual(2)	$1,000.00	$ 981.20	$3.22
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	$3.29

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.90% and 0.65% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended September 30, 2015 of -1.81% and -1.88% for the Investor Class and Institutional Class, respectively.

Great Lakes Funds

EXPENSE EXAMPLES (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Great Lakes Disciplined Equity Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (4/1/2015)	Value (9/30/2015)	(4/1/2015 to 9/30/2015)
Investor Class Actual(2)	$1,000.00	$ 937.20	$5.33
Investor Class
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.55
Institutional Class Actual(2)	$1,000.00	$ 937.50	$4.12
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.10% and 0.85% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended September 30, 2015 of -6.28% and -6.25% for the Investor Class and Institutional Class, respectively.

Great Lakes Large Cap Value Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period(3)
	Value (4/1/2015)	Value (9/30/2015)	(4/1/2015 to 9/30/2015)
Investor Class Actual(4)	$1,000.00	$ 932.10	$5.31
Investor Class
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.55
Institutional Class Actual(4)	$1,000.00	$ 933.20	$4.11
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.10% and 0.85% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended September 30, 2015 of -6.79% and -6.68% for the Investor Class and Institutional Class, respectively.

Great Lakes Small Cap Opportunity Fund
			Expenses Paid
	Beginning Account	Ending Account	During Period(5)
	Value (4/1/2015)	Value (9/30/2015)	(4/1/2015 to 9/30/2015)
Investor Class Actual(6)	$1,000.00	$ 854.00	$5.19
Investor Class
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.65
Institutional Class Actual(6)	$1,000.00	$ 854.70	$4.03
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.65	$4.39

(5)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.15% and 0.90% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period

(6)	Based on the actual returns for the six-month period ended September 30, 2015 of -14.60% and -14.53% for the Investor Class and Institutional Class, respectively.

Great Lakes Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2015

Description	Par	Value

CORPORATE BONDS – 50.7%

Consumer Discretionary – 5.1%
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022	$95,000	$95,950
Ameristar Casinos, Inc.
7.500%, 04/15/2021	131,000	137,222
AutoZone, Inc.
3.125%, 07/15/2023	100,000	99,047
Belo Corp.
7.250%, 09/15/2027	95,000	99,512
Bon-Ton Department Stores
8.000%, 06/15/2021	175,000	104,562
Brunswick Corp.
7.375%, 09/01/2023	32,000	34,880
Caesars Growth Property Holdings
9.375%, 05/01/2022	75,000	59,062
CCO Holdings LLC
6.625%, 01/31/2022	87,000	87,870
Coach, Inc.
4.250%, 04/01/2025	250,000	239,044
Comcast Corp.
4.750%, 03/01/2044	150,000	156,883
ERAC USA Finance LLC
2.350%, 10/15/2019 (a)	150,000	150,164
Greektown Holdings LLC
8.875%, 03/15/2019 (a)(b)	75,000	77,250
Grupo Televisa SAB
5.000%, 05/13/2045	250,000	227,095
Guitar Center, Inc.
6.500%, 04/15/2019 (a)	75,000	69,375
Harman International Industries, Inc.
4.150%, 05/15/2025	250,000	249,108
KB Home
7.250%, 06/15/2018	75,000	79,500
Lamar Media Corp.
5.000%, 05/01/2023	150,000	148,500
Lennar Corp.
4.750%, 05/30/2025	150,000	144,000
LIN Television Corp.
6.375%, 01/15/2021	75,000	78,281
Macy’s Retail Holdings, Inc.
2.875%, 02/15/2023	150,000	141,320

See Notes to the Financial Statements

Great Lakes Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Par	Value

CORPORATE BONDS – 50.7% (Continued)

Consumer Discretionary – 5.1% (Continued)
McGraw-Hill Global Education
9.750%, 04/01/2021	$135,000	$148,163
MGM Resorts International
6.625%, 12/15/2021	75,000	77,250
Netflix, Inc.
5.375%, 02/01/2021	100,000	104,250
Numericable Group SA
4.875%, 05/15/2019 (a)	75,000	72,750
Pulte Group, Inc.
6.375%, 05/15/2033	115,000	118,738
Quebecor Media, Inc.
5.750%, 01/15/2023	75,000	74,156
Scripps Networks
2.800%, 06/15/2020	300,000	297,293
Service Corp. International
7.500%, 04/01/2027	70,000	79,450
Tenneco, Inc.
5.375%, 12/15/2024	100,000	103,125
Time, Inc.
5.750%, 04/15/2022 (a)	75,000	70,313
Viacom, Inc.
4.375%, 03/15/2043	150,000	111,035
Walt Disney Co.
1.100%, 12/01/2017	200,000	200,071
Whirlpool Corp.
2.400%, 03/01/2019	100,000	101,118
		4,036,337
Consumer Staples – 3.5%
Aramark Services, Inc.
5.750%, 03/15/2020	80,000	83,300
Bunge Ltd. Finance Corp.
3.200%, 06/15/2017	150,000	152,853
Cencosud
4.875%, 01/20/2023 (a)	250,000	240,924
Central Garden & Pet Co.
8.250%, 03/01/2018	67,000	68,005
Clorox Co.
3.500%, 12/15/2024	250,000	251,242
Cott Beverages, Inc.
5.375%, 07/01/2022	75,000	72,843

See Notes to the Financial Statements

Great Lakes Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Par	Value

CORPORATE BONDS – 50.7% (Continued)

Consumer Staples – 3.5% (Continued)
CVS Health Corp.
5.125%, 07/20/2045	$250,000	$269,789
Diageo Capital
4.828%, 07/15/2020	100,000	111,175
Diamond Foods, Inc.
7.000%, 03/15/2019 (a)	75,000	77,297
Grupo Bimbo SAB de CV
4.875%, 06/27/2044 (a)	200,000	177,664
Hearthside Group Holdings
6.500%, 05/01/2022 (a)	75,000	69,750
HJ Heinz Co.
6.375%, 07/15/2028	175,000	199,027
HRG Group, Inc.
7.750%, 01/15/2022	80,000	78,800
Ingles Markets, Inc.
5.750%, 06/15/2023	54,000	55,755
Land O’ Lakes Capital Trust I
7.450%, 03/15/2028 (a)(b)	40,000	42,200
Pepsico, Inc.
2.750%, 04/30/2025	400,000	388,058
Post Holdings, Inc.
7.375%, 02/15/2022	124,000	126,325
Sysco Corp.
2.600%, 06/12/2022	200,000	193,860
TreeHouse Foods, Inc.
4.875%, 03/15/2022	75,000	72,187
Wesfarmers Ltd.
1.874%, 03/20/2018 (a)	100,000	100,340
		2,831,394
Energy – 3.5%
Cameron International Corp.
1.150%, 12/15/2016	235,000	234,320
Chesapeake Oilfield Finance, Inc.
6.625%, 11/15/2019	125,000	78,437
CNOOC Finance 2014
4.875%, 04/30/2044	200,000	205,167
ConocoPhillips Co.
1.050%, 12/15/2017	125,000	124,040
Kinder Morgan, Inc.
5.300%, 12/01/2034	250,000	213,489

See Notes to the Financial Statements

Great Lakes Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Par	Value

CORPORATE BONDS – 50.7% (Continued)

Energy – 3.5% (Continued)
Petrobras International Finance Co.
5.375%, 01/27/2021	$150,000	$109,500
Petroleos Mexicanos
3.500%, 01/30/2023	150,000	135,375
6.375%, 01/23/2045	150,000	135,510
Rice Energy, Inc.
6.250%, 05/01/2022	75,000	67,266
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021	80,000	74,600
Schlumberger Investment
2.400%, 08/01/2022 (a)	250,000	238,810
Sinopec Group Overseas Development 2015
2.500%, 04/28/2020 (a)	300,000	296,095
Statoil
2.450%, 01/17/2023	150,000	143,235
Stone Energy Corp.
7.500%, 11/15/2022	125,000	78,125
Sunoco Logistics Partners Operations LP
5.300%, 04/01/2044	140,000	113,606
Talisman Energy, Inc.
5.750%, 05/15/2035	100,000	83,443
Total Capital International
0.750%, 01/25/2016	455,000	455,457
		2,786,475
Financials – 20.5%
Abbey National Treasury Services
4.000%, 04/27/2016	200,000	203,628
ABN AMRO Bank NV
1.375%, 01/22/2016 (a)	265,000	265,595
Affiliated Managers Group
3.500%, 08/01/2025	250,000	241,016
Ally Financial, Inc.
5.125%, 09/30/2024	175,000	173,469
American Campus Communities
4.125%, 07/01/2024	200,000	201,417
American Express Co.
1.550%, 05/22/2018	200,000	198,997
American Express Credit
1.125%, 06/05/2017	200,000	199,036

See Notes to the Financial Statements

Great Lakes Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Par	Value

CORPORATE BONDS – 50.7% (Continued)

Financials – 20.5% (Continued)
American Tower Corp.
3.400%, 02/15/2019	$100,000	$103,019
AmeriGas Finance
7.000%, 05/20/2022	125,000	128,750
Australia & New Zealand Banking Group
1.250%, 06/13/2017	250,000	249,727
Bank of America Corp.
2.000%, 01/11/2018	100,000	100,425
2.250%, 04/21/2020	300,000	295,886
5.625%, 07/01/2020	100,000	112,906
4.000%, 04/01/2024	100,000	103,116
Bank of Montreal
0.800%, 11/06/2015	244,000	244,079
Bank of Nova Scotia
2.050%, 06/05/2019	250,000	251,620
Bank of Tokyo Mitsubishi
1.650%, 02/26/2018 (a)	100,000	99,577
Berkshire Hathaway Finance Corp.
0.950%, 08/15/2016	200,000	200,656
BioMed Realty LP
3.850%, 04/15/2016	180,000	181,857
Capital One Financial Corp.
1.000%, 11/06/2015	200,000	200,053
Carlyle Holdings II Finance
5.625%, 03/30/2043 (a)	195,000	205,899
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	200,000	200,074
CBS Outdoor Americas Capital
5.625%, 02/15/2024	75,000	76,312
Citigroup, Inc.
1.350%, 03/10/2017	200,000	199,709
4.500%, 01/14/2022	100,000	108,307
Commonwealth Bank of Australia
1.625%, 03/12/2018	300,000	300,607
Corporate Office Properties LP
3.700%, 06/15/2021	200,000	196,431
Covidien International Finance
2.950%, 06/15/2023	100,000	98,866
Credit Suisse New York
1.375%, 05/26/2017	300,000	299,800

See Notes to the Financial Statements

Great Lakes Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Par	Value

CORPORATE BONDS – 50.7% (Continued)

Financials – 20.5% (Continued)
Daimler Finance North America, LLC
1.250%, 01/11/2016 (a)	$150,000	$150,177
1.650%, 03/02/2018 (a)	250,000	246,679
Digital Realty Trust LP
3.625%, 10/01/2022	200,000	193,634
EPR Properties
5.750%, 08/15/2022	75,000	79,773
Export-Import Bank of Korea
1.250%, 11/20/2015	100,000	100,064
Federal Realty Investment Trust
4.500%, 12/01/2044	300,000	298,804
Fifth Third Bank
1.450%, 02/28/2018	200,000	198,979
Fondo Mivivienda
3.375%, 04/02/2019 (a)	150,000	149,250
Ford Motor Credit
2.500%, 01/15/2016	125,000	125,596
General Electric Capital Corp.
1.600%, 11/20/2017	150,000	152,009
5.875%, 01/14/2038	100,000	124,960
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	200,000	223,217
HCP, Inc.
2.625%, 02/01/2020	225,000	224,451
Hub International
7.875%, 10/01/2021 (a)	100,000	95,750
Huntington National Bank
2.200%, 04/01/2019	250,000	250,386
Icahn Enterprises
3.500%, 03/15/2017	100,000	100,562
ICICI Bank Ltd.
3.500%, 03/18/2020 (a)	200,000	202,387
ING Bank
3.750%, 03/07/2017 (a)	150,000	154,940
Invesco Finance
3.125%, 11/30/2022	250,000	253,659
iStar Financial, Inc.
5.000%, 07/01/2019	80,000	76,300
JPMorgan Chase & Co.
2.250%, 01/23/2020	450,000	446,529

See Notes to the Financial Statements

Great Lakes Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Par	Value

CORPORATE BONDS – 50.7% (Continued)

Financials – 20.5% (Continued)
Kimco Realty Corp.
3.125%, 06/01/2023	$200,000	$194,435
Korea Development Bank
1.000%, 01/22/2016	250,000	250,090
Lender Processing Services, Inc.
5.750%, 04/15/2023	50,000	53,125
Lloyds Bank
2.300%, 11/27/2018	200,000	202,452
Macquarie Bank Ltd
2.400%, 01/21/2020 (a)	250,000	249,832
McGraw-Hill Financial, Inc.
4.400%, 02/15/2026 (a)	250,000	254,218
Met Life Global Funding I
3.000%, 01/10/2023 (a)	200,000	199,350
Mitsubishi UFJ Trust & Bank
1.600%, 10/16/2017 (a)	250,000	249,897
Morgan Stanley
1.750%, 02/25/2016	125,000	125,408
5.500%, 07/24/2020	200,000	224,674
Nationstar Mortgage
6.500%, 08/01/2018	75,000	71,250
Nationwide Building Society
3.900%, 07/21/2025 (a)	300,000	307,144
Nationwide Mutual Insurance Co.
4.950%, 04/22/2044 (a)	100,000	98,270
New York Life Global Funding
1.125%, 03/01/2017 (a)	200,000	200,157
2.150%, 06/18/2019 (a)	200,000	201,820
Nippon Life Insurance Co.
5.100%, 10/16/2044^ (a)	250,000	258,750
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (a)	100,000	101,185
PACCAR Financial Corp.
1.150%, 08/16/2016	100,000	100,573
People’s United Financial, Inc.
3.650%, 12/06/2022	150,000	149,687
PNC Bank
0.800%, 01/28/2016	200,000	200,143
Post Apartment Homes LP
3.375%, 12/01/2022	175,000	172,239

See Notes to the Financial Statements

Great Lakes Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Par	Value

CORPORATE BONDS – 50.7% (Continued)

Financials – 20.5% (Continued)
Principal Financial Group, Inc.
3.125%, 05/15/2023	$150,000	$148,246
Reliance Standard Life II
2.375%, 05/04/2020 (a)	400,000	398,636
Schaeffler Finance
4.250%, 05/15/2021 (a)	75,000	72,375
SLM Corp.
5.000%, 06/15/2018	75,000	71,813
6.200%, 03/15/2019	29,000	26,632
Societe Generale
2.750%, 10/12/2017	150,000	153,040
Springleaf Finance Corp.
6.500%, 09/15/2017	40,000	41,600
6.900%, 12/15/2017	42,000	43,995
State Street Corp.
2.550%, 08/18/2020	350,000	354,867
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	200,000	198,772
Symetra Financial Corp.
4.250%, 07/15/2024	250,000	254,358
Synchrony Financial
4.250%, 08/15/2024	250,000	249,525
Synovus Financial Corp.
5.125%, 06/15/2017	135,000	137,700
Toyota Motor Credit Corp.
1.250%, 10/05/2017	250,000	250,383
2.000%, 10/24/2018	100,000	101,093
UBS
2.375%, 08/14/2019	250,000	251,211
Ventas Realty
3.500%, 02/01/2025	250,000	242,079
Wells Fargo & Co.
1.500%, 01/16/2018	200,000	199,877
		16,349,841
Health Care – 4.0%
AbbVie, Inc.
1.200%, 11/06/2015	175,000	175,079
Actavis Funding Services
4.850%, 06/15/2044	150,000	137,220

See Notes to the Financial Statements

Great Lakes Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Par	Value

CORPORATE BONDS – 50.7% (Continued)

Health Care – 4.0% (Continued)
Aetna, Inc.
2.750%, 11/15/2022	$200,000	$193,306
Agilent Technologies, Inc.
3.200%, 10/01/2022	300,000	299,359
Allergan, Inc.
1.350%, 03/15/2018	100,000	98,292
Becton Dickinson
3.875%, 05/15/2024	200,000	206,359
Biogen, Inc.
4.050%, 09/15/2025	250,000	253,049
Catholic Health Initiatives
2.950%, 11/01/2022	100,000	98,946
Centene Corp.
4.750%, 05/15/2022	50,000	50,000
Dignity Health
4.500%, 11/01/2042	150,000	142,260
DPX Holdings
7.500%, 02/01/2022 (a)	75,000	76,031
Eli Lilly & Co.
1.950%, 03/15/2019	150,000	152,197
2.750%, 06/01/2025	350,000	345,043
HCA, Inc.
5.875%, 05/01/2023	75,000	78,000
5.375%, 02/01/2025	100,000	99,250
Health Net, Inc.
6.375%, 06/01/2017	50,000	52,263
Kindred Healthcare, Inc.
8.000%, 01/15/2020 (a)	100,000	106,250
Medtronic, Inc.
3.625%, 03/15/2024	150,000	154,175
Tenet Healthcare Corp.
4.750%, 06/01/2020	172,000	174,473
UnitedHealth Group, Inc.
0.765%, 01/17/2017^	300,000	300,090
		3,191,642
Industrials – 3.8%
ADT Corp.
4.125%, 06/15/2023	100,000	90,500

See Notes to the Financial Statements

Great Lakes Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Par	Value

CORPORATE BONDS – 50.7% (Continued)

Industrials – 3.8% (Continued)
Bombardier, Inc.
6.125%, 01/15/2023 (a)	$125,000	$92,500
Burlington Northern Santa Fe
4.450%, 03/15/2043	200,000	194,602
Canadian National Railway Co.
2.250%, 11/15/2022	150,000	144,483
Carlson Travel Holdings, Inc.
7.500%, 08/15/2019 (a)(b)	75,000	75,375
Case New Holland, Inc.
7.875%, 12/01/2017	150,000	159,000
Caterpillar, Inc.
4.300%, 05/15/2044	150,000	145,912
Eaton Corp.
4.000%, 11/02/2032	150,000	144,485
General Dynamics Corp.
1.000%, 11/15/2017	200,000	199,078
Griffon Corp.
5.250%, 03/01/2022	75,000	71,625
Harsco Corp.
5.750%, 05/15/2018	40,000	40,250
Hutchison Whampoa International 12 II Ltd.
2.000%, 11/08/2017 (a)	200,000	200,958
Illinois Tool Works, Inc.
1.950%, 03/01/2019	150,000	150,836
Manitowoc Company, Inc.
8.500%, 11/01/2020	130,000	136,175
Penske Truck Leasing Co. LP
2.875%, 07/17/2018 (a)	150,000	152,151
Rexel
5.250%, 06/15/2020 (a)	75,000	77,057
Roper Industries, Inc.
3.125%, 11/15/2022	150,000	148,185
Stanley Black & Decker, Inc.
2.900%, 11/01/2022	225,000	223,475
Teekay Offshore Partners
6.000%, 07/30/2019	90,000	67,500
Titan International, Inc.
6.875%, 10/01/2020	130,000	109,606
US Airways Group, Inc.
6.125%, 06/01/2018	55,000	56,650

See Notes to the Financial Statements

Great Lakes Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Par	Value

CORPORATE BONDS – 50.7% (Continued)

Industrials – 3.8% (Continued)
Valmont Industries, Inc.
5.000%, 10/01/2044	$300,000	$264,975
Waterjet Holdings, Inc.
7.625%, 02/01/2020 (a)	75,000	75,375
		3,020,753
Information Technology – 3.1%
Advanced Micro Devices, Inc.
7.500%, 08/15/2022	100,000	64,500
Alibaba Group Holding
2.500%, 11/28/2019 (a)	250,000	245,822
Amkor Technology, Inc.
6.375%, 10/01/2022	125,000	116,016
Arrow Electronics, Inc.
3.000%, 03/01/2018	100,000	101,188
Automatic Data Processing, Inc.
3.375%, 09/15/2025	250,000	254,209
Baidu, Inc.
2.250%, 11/28/2017	250,000	250,060
Dell, Inc.
5.650%, 04/15/2018	75,000	78,281
Fiserv, Inc.
3.500%, 10/01/2022	200,000	202,899
Hewlett Packard Enterprise Co.
2.850%, 10/05/2018 (a)	250,000	249,680
Intel Corp.
1.350%, 12/15/2017	150,000	149,780
Iron Mountain, Inc.
5.750%, 08/15/2024	88,000	85,250
Juniper Networks, Inc.
3.300%, 06/15/2020	250,000	254,042
Oracle Corp.
2.250%, 10/08/2019	200,000	202,422
2.500%, 10/15/2022	140,000	136,905
Sensata Technologies
5.625%, 11/01/2024 (a)	80,000	80,100
		2,471,154
Materials – 2.5%
Agrium, Inc.
3.150%, 10/01/2022	115,000	113,028

See Notes to the Financial Statements

Great Lakes Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Par	Value

CORPORATE BONDS – 50.7% (Continued)

Materials – 2.5% (Continued)
Aleris International, Inc.
7.875%, 11/01/2020	$75,000	$73,132
ArcelorMittal
7.000%, 02/25/2022	100,000	91,500
Ashland, Inc.
3.875%, 04/15/2018	95,000	96,069
Codelco
4.500%, 08/13/2023 (a)	150,000	150,384
Constellium NV
5.750%, 05/15/2024 (a)	75,000	57,375
Dow Chemical Co.
3.000%, 11/15/2022	150,000	145,227
Glencore Funding, LLC
2.875%, 04/16/2020 (a)	250,000	200,204
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	100,000	85,500
Nexeo Solutions Finance Corp.
8.375%, 03/01/2018	75,000	69,375
PPG Industries, Inc.
1.900%, 01/15/2016	200,000	200,537
Rentech Nitrogen Finance Corp.
6.500%, 04/15/2021 (a)	75,000	74,625
Signode Industrial Group
6.375%, 05/01/2022 (a)(b)	75,000	71,250
Sociedad Quimica Y Minera
4.375%, 01/28/2025 (a)	200,000	172,264
Southern Copper Corp.
5.250%, 11/08/2042	275,000	209,410
SunCoke Energy Partners
7.375%, 02/01/2020 (a)	75,000	66,735
Teck Resources Ltd.
4.500%, 01/15/2021	150,000	101,209
		1,977,824
Telecommunication Services – 2.6%
America Movil
4.375%, 07/16/2042	150,000	135,355
AT&T, Inc.
2.625%, 12/01/2022	200,000	190,420
4.800%, 06/15/2044	250,000	231,991

See Notes to the Financial Statements

Great Lakes Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Par	Value

CORPORATE BONDS – 50.7% (Continued)

Telecommunication Services – 2.6% (Continued)
Cincinnati Bell, Inc.
8.375%, 10/15/2020	$125,000	$126,172
Discovery Communications, Inc.
3.450%, 03/15/2025	300,000	278,486
Frontier Communications Corp.
9.000%, 08/15/2031	125,000	103,750
Level 3 Financing, Inc.
5.375%, 08/15/2022	100,000	97,625
SES Global Americas Holdings
2.500%, 03/25/2019 (a)	150,000	150,145
Sprint Nextel Corp.
6.000%, 11/15/2022	285,000	215,175
Telefonica Emisiones
5.134%, 04/27/2020	200,000	220,628
Verizon Communications
6.400%, 09/15/2033	75,000	86,159
3.850%, 11/01/2042	150,000	124,861
Windstream Corp.
7.750%, 10/15/2020	150,000	128,062
		2,088,829
Utilities – 2.1%
American Electric Power Co., Inc.
2.950%, 12/15/2022	250,000	243,148
Colbun
4.500%, 07/10/2024 (a)	200,000	199,160
Electricite de France
2.150%, 01/22/2019 (a)	200,000	202,228
Florida Power Corp.
5.900%, 03/01/2033	100,000	118,931
GDF Suez
2.875%, 10/10/2022 (a)	125,000	123,750
Georgia Power Co.
0.625%, 11/15/2015	250,000	249,990
NextEra Energy Capital Holdings, Inc.
2.700%, 09/15/2019	125,000	125,985
NRG Energy, Inc.
7.875%, 05/15/2021	125,000	127,344
Pacific Gas & Electric Co.
3.250%, 06/15/2023	175,000	176,469

See Notes to the Financial Statements

Great Lakes Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Par	Value

CORPORATE BONDS – 50.7% (Continued)

Utilities – 2.1% (Continued)
PPL Energy Supply LLC
4.600%, 12/15/2021	$152,000	$126,426
		1,693,431
Total Corporate Bonds
(Cost $41,444,896)		40,447,680

MUNICIPAL BONDS – 15.0%
Alaska International Airport Revenue
Series B
5.000%, 10/01/2028 – NATL Insured	125,000	125,384
Cape Girardeau County, Missouri School District 2
4.000%, 04/01/2026 – BAM Insured	500,000	544,745
Chicago, Illinois Board of Education
3.400%, 12/01/2015	950,000	941,611
Series B
5.000%, 12/01/2018 – AMBAC Insured	400,000	405,800
Chicago, Illinois O’Hare International Airport Revenue
Series 2003, C-2
5.250%, 01/01/2030 – AGM Insured	705,000	707,192
5.250%, 01/01/2034 – XLCA Insured	1,760,000	1,762,077
Detroit, Michigan Water Supply System Revenue
Series B
5.500%, 07/01/2035 – BHAC, FGIC Insured	185,000	199,954
Fort Bend County, Texas Municipal Utility District #25
4.000%, 10/01/2025 – BAM Insured	250,000	268,592
Gulfport, Mississippi Memorial Hospital Revenue
Series A
5.750%, 07/01/2031	85,000	85,224
Harris County, Texas Municipal Utility District #165
5.000%, 03/01/2030 – BAM Insured	325,000	373,321
Horatio, Arkansas School District #55
4.750%, 08/01/2024	150,000	149,995
Illinois Sports Facilities Authority
5.000%, 06/15/2022	175,000	197,549
Johnson City, Tennessee Health & Educational
Facilities Board Hospital Revenue
Series 2000 B
5.125%, 07/01/2025 – NATL Insured	135,000	135,315

See Notes to the Financial Statements

Great Lakes Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Par	Value

MUNICIPAL BONDS – 15.0% (Continued)
Kankakee, Illinois
4.000%, 01/01/2025	$250,000	$269,405
Kankakee, Illinois Sewer Revenue
4.000%, 05/01/2027 – AGM Insured	350,000	369,372
Macon & DeWitt Counties Illinois Community United School District #2
4.500%, 10/01/2020 – AGM Insured	545,000	585,494
Maine Housing Authority Mortgage Revenue
Series A1
3.050%, 11/15/2025	250,000	245,080
Marshall, Michigan Public School District
4.000%, 11/01/2027	260,000	282,391
Minnesota Housing Finance Agency
Series C
3.200%, 01/01/2025 – GNMA, FNMA, FHLMC Insured	245,000	243,633
New Jersey Transportation Trust Fund Authority
Series D
5.000%, 12/15/2023	635,000	677,132
New York State Housing Finance Agency
Series B
3.950%, 11/01/2034 – FNMA, FHLMC Insured	500,000	508,015
Niagara, New York Frontier Transportation Authority
Series A
5.000%, 04/01/2023	250,000	280,995
Oak Creek, Wisconsin
Series A
4.000%, 06/01/2026	300,000	339,483
Ohio State Water Development Authority Revenue
Series B
2.200%, 06/01/2033^	350,000	351,568
Oregon State Housing & Community Services Department Revenue
Series A
4.050%, 01/01/2020	95,000	102,674
Pittsburgh & Allegheny County, Pennsylvania Sports & Exhibition Authority
Series B
0.450%, 11/01/2039 – AGM Insured^	700,000	700,000
South Lyon, Michigan Community Schools
5.000%, 05/01/2026	360,000	420,660
Springfield, Illinois Electric Revenue
5.000%, 03/01/2035 – NATL Insured	110,000	111,351
Taft, California Public Financing Authority Revenue
6.050%, 01/01/2017 – NATL, IBC Insured	105,000	105,427

See Notes to the Financial Statements

Great Lakes Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Par	Value

MUNICIPAL BONDS – 15.0% (Continued)
Tennessee Housing Development Agency Revenue
Series 1A
4.000%, 07/01/2039	$320,000	$341,597
Wisconsin State Health & Educational Facilities Authority
Series B
5.125%, 08/15/2030	150,000	153,875
Total Municipal Bonds
(Cost $11,997,455)		11,984,911

U.S. GOVERNMENT & AGENCY SECURITIES – 9.5%
Federal Home Loan Mortgage Association
Series 293, Class IO
4.000%, 11/15/2032 (c)	1,569,121	255,258
Series 3293, Class MP
5.500%, 03/15/2037	180,219	200,821
Federal Home Loan Mortgage Corporation
Series K-712, Class X1
1.376%, 11/25/2019^ (c)	1,189,633	54,425
Series K-026, Class X1
1.043%, 11/25/2022^ (c)	9,843,642	590,185
Series K-027, Class X1
0.833%, 01/25/2023^ (c)	9,866,633	476,396
Federal Home Loan Mortgage Corporation Pool
6.000%, 08/01/2022, #J05364	221,950	237,617
5.000%, 01/01/2024, #C90779	176,798	193,612
2.500%, 08/01/2032, #C91531	287,922	289,784
3.000%, 10/01/2032, #D99625	184,865	191,795
4.000%, 10/01/2040, #G06061	355,615	380,843
4.000%, 08/01/2042, #Q10153	381,352	407,662
Federal National Mortgage Association
Series 2013-M3, Class X1
3.986%, 02/25/2016^ (c)	250,707	306
Series 2013-M4, Class X1
3.913%, 02/25/2018^ (c)	328,897	22,343
Series 2012-M8, Class X1
2.113%, 12/25/2019^ (c)	1,247,187	62,161
Series 2012-M3, Class X1
0.332%, 01/25/2022^ (c)	3,276,723	55,062
Series 2012-M2, Class X
0.787%, 02/25/2022^ (c)	1,441,555	56,486

See Notes to the Financial Statements

Great Lakes Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Par	Value

U.S. GOVERNMENT & AGENCY SECURITIES – 9.5% (Continued)
Federal National Mortgage Association (Continued)
Series 2012-34, Class PC
5.500%, 01/25/2032	$104,818	$115,942
Series 2012-90, Class DA
1.500%, 03/25/2042	119,801	117,448
Federal National Mortgage Association Pool
4.066%, 07/01/2020, #465491	285,985	312,729
2.500%, 06/01/2023, #AB9602	287,665	296,903
5.170%, 06/01/2028, #468516	236,768	271,300
4.500%, 06/01/2034, #MA1976	338,823	370,238
6.500%, 12/01/2036, #888112	74,059	87,231
5.500%, 05/01/2037, #916933	88,595	100,480
4.500%, 04/01/2039, #930922	349,867	382,605
4.500%, 04/01/2041, #AH9719	248,983	270,860
4.500%, 04/01/2041, #AL0215	95,113	103,477
4.000%, 03/01/2045, #AY6502	672,256	717,869
Government National Mortgage Association
Series 2008-51, Class AY
5.500%, 06/16/2023	325,152	360,869
Series 2013-144, Class UI
4.500%, 10/16/2028 (c)	1,326,648	133,791
Series 2011-27, Class B
3.000%, 09/16/2034	150,000	153,202
Series 2011-6, Class AC
2.850%, 12/16/2037	50,804	50,862
Series 2012-109, Class AB
1.388%, 09/16/2044	76,773	75,640
Government National Mortgage Association Pool
4.500%, 11/20/2033, #003470	180,642	196,021
Total U.S. Government & Agency Securities
(Cost $7,480,071)		7,592,223

MORTGAGE BACKED SECURITIES – 7.9%
Bank of America Commercial Mortgage Trust
Series 2005-6, Class AM
5.147%, 09/10/2047^	95,000	95,078
Series 2007-4, Class AM
5.809%, 02/10/2051^	256,000	273,146
Series 2008-1, Class AM
6.258%, 02/10/2051^	250,000	271,272

See Notes to the Financial Statements

Great Lakes Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Par	Value

MORTGAGE BACKED SECURITIES – 7.9% (Continued)
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class AM
5.449%, 12/11/2040^	$150,000	$150,421
Series 2006-PW13, Class AM
5.582%, 09/11/2041^	102,000	105,339
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4
4.023%, 03/12/2047	500,000	541,026
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 09/10/2047	750,000	799,869
Credit Suisse Mortgage Trust
Series 2006-C1, Class AJ
5.472%, 02/15/2039^	300,000	302,088
CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	79,870	82,427
Greenpoint Mortgage
Series 2003-1, Class A1
2.855%, 10/25/2033^	373,395	369,573
GS Mortgage Securities Trust
Series 2006-GG8, Class AM
5.591%, 11/10/2039	150,000	155,445
Series 2011-GC5, Class A4
3.707%, 08/10/2044	569,000	608,232
Series 2007-GG10, Class A4
5.795%, 08/10/2045^	269,080	284,036
Series 2014-GC18, Class A4
4.074%, 01/10/2047	500,000	540,633
Master Asset Securitization Trust
Series 2003-4, Class 1A1
5.750%, 05/25/2033	302,202	306,418
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.306%, 04/17/2048	500,000	508,173
Morgan Stanley Capital I Trust
Series 2007-T27, Class AM
5.645%, 06/11/2042^	150,000	158,378
Morgan Stanley Mortgage Trust
Series 35
0.841%, 04/20/2021^	20,570	20,635

See Notes to the Financial Statements

Great Lakes Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Par/Shares	Value

MORTGAGE BACKED SECURITIES – 7.9% (Continued)
Residential Funding Mortgage Security I
Series 2004-S3, Class A1
4.750%, 03/25/2019	$114,289	$114,635
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.484%, 08/15/2039^	106,425	106,817
UBS – Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 08/10/2049	500,000	515,010
Total Mortgage Backed Securities
(Cost $6,356,785)		6,308,651

U.S. TREASURY SECURITIES – 7.3%
U.S. Treasury Bonds
3.500%, 02/15/2039	1,500,000	1,692,607
2.875%, 05/15/2043	2,000,000	1,994,244
2.500%, 02/15/2045	450,000	414,378
U.S. Treasury Notes
0.625%, 06/30/2017	250,000	250,178
1.375%, 04/30/2020	250,000	250,700
1.625%, 08/15/2022	250,000	247,934
2.250%, 11/15/2024	1,000,000	1,018,932
Total U.S. Treasury Securities
(Cost $5,785,601)		5,868,973

EXCHANGE TRADED FUNDS – 4.2%
iShares Barclays 1-3 Year Credit Bond Fund	4,324	454,582
iShares Barclays CMBS Bond Fund	1,858	96,003
iShares iBoxx $ High Yield Corporate Bond Fund	11,355	945,758
iShares iBoxx Investment Grade Corporate Bond Fund	12,195	1,415,717
iShares MBS Bond Fund	3,010	329,956
iShares National AMT-Free Muni Bond Fund	1,425	156,109
Total Exchange Traded Funds
(Cost $3,456,655)		3,398,125

INVESTMENT COMPANY – 0.2%
Nuveen Premier Municipal Income Fund
Total Investment Company
(Cost $130,698)	10,000	130,500

See Notes to the Financial Statements

Great Lakes Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Shares	Value

SHORT-TERM INVESTMENT – 5.1%
First American Government Obligations Fund – Class Z, 0.01% (d)
Total Short-Term Investment
(Cost $4,051,758)	4,051,758	$4,051,758
Total Investments – 99.9%
(Cost $80,703,919)		79,782,821
Other Assets and Liabilities, Net – 0.1%		59,104
Total Net Assets – 100.0%		$79,841,925

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities are determined to be liquid by the Adviser unless identified by footnote (b).  As of September 30, 2015 the market value of these investments were $8,744,239, or 11.0% of total net assets.

(b)	Security considered illiquid and is categorized in Level 3 of the fair value hierarchy. See notes 2 and 3 in the Notes to Financial Statements.
^	Variable rate security – The rate shown is the rate in effect as of September 30, 2015.
(c)	Interest only security.
(d)	The rate shown is the annualized seven-day effective yield as of September 30, 2015.

AGM – Assured Guaranty Corporation
AMBAC – American Municipal Bond Assurance Corporation
BAM – Build America Mutual Assurance Company
BHAC – Berkshire Hathaway Assurance Corporation
FGIC – Federal Guaranty Insurance Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IBC – Insured Bond Certificate
NATL – National Public Finance Guarantee Corporation
XLCA – XL Capital Insurance, Inc.

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2015

Description	Shares	Value

COMMON STOCKS – 98.2%

Consumer Discretionary – 15.6%
Advance Auto Parts, Inc.	1,250	$236,912
Amazon.com, Inc.*	3,500	1,791,615
AutoZone, Inc.*	1,300	940,979
Darden Restaurants, Inc.	11,800	808,772
Delphi Automotive plc	1,900	144,476
LKQ Corp.*	22,300	632,428
Lowe’s Companies, Inc.	7,800	537,576
Macy’s, Inc.	11,600	595,312
Nike, Inc. – Class B	6,500	799,305
Starbucks Corp.	2,700	153,468
Target Corp.	6,100	479,826
Walt Disney Co.	3,900	398,580
Whirlpool Corp.	1,500	220,890
		7,740,139
Consumer Staples – 10.9%
Altria Group, Inc.	30,050	1,634,720
ConAgra Foods, Inc.	19,600	793,996
CVS Health Corp.	5,400	520,992
Estee Lauder Companies, Inc. – Class A	3,300	266,244
Kroger Co.	42,200	1,522,154
Reynolds American, Inc.	3,200	141,664
Sysco Corp.	8,000	311,760
Walgreens Boots Alliance, Inc.	2,800	232,680
		5,424,210
Energy – 5.4%
Cimarex Energy Co.	2,000	204,960
Concho Resources, Inc.*	3,700	363,710
EOG Resources, Inc.	15,700	1,142,960
Phillips 66	8,450	649,298
Tesoro Corp.	2,000	194,480
Valero Energy Corp.	2,000	120,200
		2,675,608
Financials – 15.1%
American International Group, Inc.	17,600	1,000,032
Assurant, Inc.	1,850	146,169
AvalonBay Communities, Inc. – REIT	2,000	349,640
Citigroup, Inc.	23,300	1,155,913
Markel Corp.*	950	761,767
MetLife, Inc.	26,500	1,249,475

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Shares	Value

COMMON STOCKS – 98.2% (Continued)

Financials – 15.1% (Continued)
Northern Trust Corp.	2,800	$190,848
Prologis, Inc. – REIT	18,600	723,540
Prudential Financial, Inc.	4,400	335,324
Public Storage – REIT	1,900	402,097
Torchmark Corp.	2,300	129,720
Travelers Companies, Inc.	10,600	1,055,018
		7,499,543
Health Care – 9.4%
Alkermes plc*	2,500	146,675
Allergan plc*	1,200	326,172
AmerisourceBergen Corp.	11,300	1,073,387
Anthem, Inc.	1,900	266,000
C.R. Bard, Inc.	1,200	223,572
Cardinal Health, Inc.	12,773	981,222
Eli Lilly & Co.	1,600	133,904
Express Scripts Holding Co.*	6,400	518,144
McKesson Corp.	1,300	240,539
Merck & Co., Inc.	2,200	108,658
Quest Diagnostics, Inc.	10,621	652,873
		4,671,146
Industrials – 11.3%
Boeing Co.	11,100	1,453,545
C.H. Robinson Worldwide, Inc.	11,300	765,914
Expeditors International of Washington, Inc.	6,600	310,530
General Dynamics Corp.	850	117,257
Honeywell International, Inc.	7,400	700,706
Masco Corp.	19,700	496,046
PACCAR, Inc.	6,686	348,809
Southwest Airlines Co.	7,200	273,888
Stanley Black & Decker, Inc.	1,300	126,074
United Parcel Service, Inc. – Class B	7,200	710,568
Waste Management, Inc.	5,900	293,879
		5,597,216
Information Technology – 23.2%
Accenture plc – Class A	9,800	962,948
Apple, Inc.	26,600	2,933,980
Cisco Systems, Inc.	34,000	892,500
Citrix Systems, Inc.*	9,600	665,088

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Shares	Value

COMMON STOCKS – 98.2% (Continued)

Information Technology – 23.2% (Continued)
Facebook, Inc. – Class A*	16,150	$1,451,885
Fiserv, Inc.*	3,550	307,466
Google, Inc. – Class A*	1,200	766,044
Google, Inc. – Class C*	1,250	760,525
Intel Corp.	5,393	162,545
Lam Research Corp.	5,200	339,716
MasterCard, Inc. – Class A	1,900	171,228
Microsoft Corp.	30,322	1,342,052
Visa, Inc. – Class A	6,600	459,756
VMware, Inc. – Class A*	3,900	307,281
		11,523,014
Materials – 2.5%
Dow Chemical Co.	20,800	881,920
Ecolab, Inc.	3,400	373,048
		1,254,968
Telecommunication Services – 0.9%
AT&T, Inc.	14,379	468,468

Utilities – 3.9%
Ameren Corp.	19,900	841,173
PG&E Corp.	16,900	892,320
Public Service Enterprise Group, Inc.	4,400	185,504
		1,918,997
Total Common Stocks
(Cost $47,437,710)		48,773,309

CONTINGENT VALUE RIGHTS – 0.0%
Safeway Casa Ley* (a)	12,910	13,102
Safeway PDC, LLC* (a)	12,910	630
Total Rights
(Cost $0)		13,732

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Shares	Value

SHORT-TERM INVESTMENT – 1.4%
First American Government Obligations Fund – Class Z, 0.01%^
Total Short-Term Investment
(Cost $684,666)	684,666	$684,666
Total Investments – 99.6%
(Cost $48,122,376)		49,471,707
Other Assets and Liabilities, Net – 0.4%		174,686
Total Net Assets – 100.0%		$49,646,393

*	Non-income producing security.
(a)	Security considered illiquid and is categorized in Level 3 of the fair value hierarchy. See notes 2 and 3 in the Notes to Financial Statements.
^	The rate shown is the annualized seven-day effective yield as of September 30, 2015.
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2015

Description	Shares	Value

COMMON STOCKS – 95.5%

Consumer Discretionary – 3.5%
Harley-Davidson, Inc.	8,323	$456,932
Target Corp.	13,527	1,064,034
		1,520,966
Consumer Staples – 12.5%
Altria Group, Inc.	16,290	886,176
CVS Health Corp.	6,658	642,364
General Mills, Inc.	18,710	1,050,192
Mondelez International, Inc.	22,861	957,190
PepsiCo, Inc.	9,280	875,104
Philip Morris International, Inc.	12,715	1,008,681
		5,419,707
Energy – 10.9%
Chevron Corp.	8,496	670,164
ConocoPhillips	9,827	471,303
National Oilwell Varco, Inc.	28,536	1,074,380
Phillips 66	5,530	424,925
Royal Dutch Shell – ADR	24,135	1,143,758
Schlumberger Ltd.	5,015	345,885
Spectra Energy Corp.	22,950	602,897
		4,733,312
Financials – 22.1%
ACE Ltd.	10,283	1,063,262
American Express Co.	19,590	1,452,207
Ameriprise Financial, Inc.	8,170	891,592
Bank of America Corp.	68,180	1,062,244
Berkshire Hathaway, Inc. – Class B*	6,406	835,342
Citigroup, Inc.	20,765	1,030,152
MetLife, Inc.	17,673	833,282
Plum Creek Timber Co., Inc. – REIT	14,755	582,970
Prudential Financial, Inc.	13,875	1,057,414
Wells Fargo & Co.	15,405	791,047
		9,599,512
Health Care – 10.2%
Abbott Laboratories	19,175	771,218
AbbVie, Inc.	13,660	743,241
Aetna, Inc.	7,768	849,897
Amgen, Inc.	6,115	845,827
Cigna Corp.	3,289	444,081
Merck & Co., Inc.	15,500	765,545
		4,419,809

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Shares	Value

COMMON STOCKS – 95.5% (Continued)

Industrials – 18.5%
3M Co.	5,790	$820,848
Caterpillar, Inc.	15,650	1,022,884
Eaton Corp.	23,085	1,184,260
Emerson Electric Co.	22,968	1,014,497
General Electric Co.	53,190	1,341,452
Honeywell International, Inc.	8,710	824,750
Lockheed Martin Corp.	6,620	1,372,392
Norfolk Southern Corp.	5,490	419,436
		8,000,519
Information Technology – 12.1%
Accenture – Class A	9,459	929,441
Apple, Inc.	9,880	1,089,764
Intel Corp.	31,393	946,185
Microsoft Corp.	20,250	896,265
Oracle Corp.	17,365	627,224
QUALCOMM, Inc.	14,394	773,390
		5,262,269
Materials – 0.9%
Dow Chemical Co.	8,763	371,551

Utilities – 4.8%
AGL Resources, Inc.	13,210	806,338
Duke Energy Corp.	8,050	579,117
Public Service Enterprise Group, Inc.	16,355	689,527
		2,074,982
Total Common Stocks
(Cost $42,192,444)		41,402,627

SHORT-TERM INVESTMENT – 4.1%
First American Government Obligations Fund – Class Z, 0.01%^
Total Short-Term Investment
(Cost $1,771,067)	1,771,067	1,771,067
Total Investments – 99.6%
(Cost $43,963,511)		43,173,694
Other Assets and Liabilities, Net – 0.4%		194,425
Total Net Assets – 100.0%		$43,368,119

*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of September 30, 2015.
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2015

Description	Shares	Value

COMMON STOCKS – 97.4%

Consumer Discretionary – 22.5%
Cabela’s, Inc.*	39,498	$1,801,109
Capella Education Co.	17,865	884,675
DreamWorks Animation SKG, Inc. – Class A*	193,018	3,368,164
John Wiley & Sons, Inc. – Class A	41,413	2,071,892
Live Nation Entertainment, Inc.*	70,090	1,684,964
Men’s Wearhouse, Inc.	32,758	1,392,870
Sears Holdings Corp.*	38,323	866,100
Tupperware Brands Corp.	59,333	2,936,390
Zumiez, Inc.*	108,003	1,688,087
		16,694,251
Consumer Staples – 4.7%
Chefs’ Warehouse, Inc.*	153,649	2,175,670
Fresh Market, Inc.*	57,763	1,304,866
		3,480,536
Energy – 2.1%
Geospace Technologies Corp.*	112,309	1,550,987

Financials – 17.0%
American Equity Investment Life	49,412	1,151,794
Banco Latinoamericano de Comercio Exterior SA	135,804	3,143,863
BBCN Bancorp, Inc.	200,164	3,006,463
Clifton Bancorp, Inc.	119,129	1,653,511
Horace Mann Educators Corp.	51,106	1,697,741
United Fire Group, Inc.	55,750	1,954,037
		12,607,409
Health Care – 5.9%
Bio-Rad Laboratories, Inc. – Class A*	14,878	1,998,264
Luminex Corp.*	93,741	1,585,161
Owens & Minor, Inc.	24,599	785,692
		4,369,117
Industrials – 22.4%
Actuant Corp. – Class A	105,073	1,932,292
BWX Technologies, Inc.	44,327	1,168,460
Copa Holdings – Class A	9,222	386,678
Graco, Inc.	19,259	1,290,931
Insteel Industries, Inc.	108,298	1,741,432
Kennametal, Inc.	85,522	2,128,643
Lindsay Corp.	22,053	1,494,973

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Description	Shares	Value

COMMON STOCKS – 97.4% (Continued)

Industrials – 22.4% (Continued)
MSC Industrial Direct Co., Inc. – Class A	30,576	$1,866,053
Tetra Tech, Inc.	64,340	1,564,105
Thermon Group Holdings, Inc.*	40,091	823,870
TriMas Corp.*	138,839	2,270,018
		16,667,455
Information Technology – 19.7%
ADTRAN, Inc.	216,724	3,164,170
Diebold, Inc.	81,768	2,434,233
Littelfuse, Inc.	28,578	2,604,885
Plexus Corp.*	20,866	805,010
Progress Software Corp.*	47,626	1,230,180
ScanSource, Inc.*	33,212	1,177,698
SeaChange International, Inc.*	220,211	1,387,329
Teradata Corp.*	61,692	1,786,600
		14,590,105
Materials – 3.1%
Intrepid Potash, Inc.*	416,209	2,305,798
Total Common Stocks
(Cost $85,406,066)		72,265,658

SHORT-TERM INVESTMENT – 2.8%
First American Government Obligations Fund – Class Z, 0.01%^
Total Short-Term Investment
(Cost $2,114,312)	2,114,312	2,114,312
Total Investments – 100.2%
(Cost $87,520,378)		74,379,970
Other Assets and Liabilities, Net – (0.2)%		(168,809)
Total Net Assets – 100.0%		$74,211,161

*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of September 30, 2015.

See Notes to the Financial Statements

Great Lakes Funds

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2015

				Small Cap
		Disciplined	Large Cap	Opportunity
	Bond Fund	Equity Fund	Value Fund	Fund
ASSETS
Investment securities:
At cost	$80,703,919	$48,122,376	$43,963,511	$87,520,378
At value	$79,782,821	$49,471,707	$43,173,694	$74,379,970
Receivable for investment securities sold	551,396	—	—	494,406
Dividends & interest receivable	703,725	57,437	57,319	51,319
Receivable for capital shares sold	472,264	184,231	187,385	234,397
Prepaid expenses & other assets	21,965	9,876	21,357	10,070
Total Assets	81,532,171	49,723,251	43,439,755	75,170,162
LIABILITIES
Dividends payable	121,830	—	—	—
Payable for investment securities purchased	1,445,292	—	—	356,996
Payable for capital shares redeemed	32,103	8,743	7,092	484,545
Payable to Adviser, net	19,424	18,679	14,854	39,122
Payable for fund administration & accounting fees	32,455	16,432	16,205	22,810
Payable for compliance fees	2,497	2,498	2,498	2,499
Payable for transfer agent fees & expenses	9,690	8,924	8,465	11,066
Payable for custody fees	1,374	1,258	1,273	4,386
Payable for trustee fees	3,078	3,183	3,221	3,006
Accrued expenses and other liabilities	22,502	17,067	17,442	21,738
Accrued distribution fees	1	74	586	12,833
Total Liabilities	1,690,246	76,858	71,636	959,001
NET ASSETS	$79,841,925	$49,646,393	$43,368,119	$74,211,161
COMPOSITION OF NET ASSETS
Portfolio capital	$82,198,233	$47,503,001	$40,282,026	$82,420,979
Undistributed (distributions in excess of) net investment income	(113,905)	5,155	(2,128)	265,285
Accumulated net realized gain (loss) on investments	(1,321,305)	788,906	3,878,038	4,665,305
Net unrealized appreciation (depreciation) of investments	(921,098)	1,349,331	(789,817)	(13,140,408)
Total net assets	$79,841,925	$49,646,393	$43,368,119	$74,211,161
Investor Class Shares:
Net Assets	$1,041	$73,910	$682,262	$12,118,758
Shares issued and outstanding(1)	108	5,281	52,207	863,177
Net asset value, offering price, and redemption price per share	$9.63	$14.00	$13.07	$14.04
Institutional Class Shares:
Net Assets	$79,840,884	$49,572,483	$42,685,857	$62,092,403
Shares issued and outstanding(1)	8,315,128	3,557,903	3,271,647	4,361,964
Net asset value, offering price, and redemption price per share	$9.60	$13.93	$13.05	$14.23
(1) Unlimited shares authorized

See Notes to the Financial Statements

Great Lakes Funds

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015

				Small Cap
		Disciplined	Large Cap	Opportunity
	Bond Fund	Equity Fund	Value Fund	Fund
INVESTMENT INCOME:
Interest income	$1,183,251	$23	$61	$115
Dividend income	44,421	502,685	585,084	591,770
Less: Foreign taxes withheld	—	—	(5,980)	(590)

Total investment income	1,227,672	502,708	579,165	591,295

EXPENSES:
Investment advisory fees (See Note 4)	152,664	157,272	134,349	284,601
Fund administration & accounting fees (See Note 4)	64,413	32,900	31,872	43,453
Transfer agent fees (See Note 4)	18,381	16,962	16,357	21,396
Federal & state registration fees	15,113	15,233	13,987	15,868
Audit fees	10,797	8,784	8,784	8,784
Legal fees	5,758	5,758	5,758	5,758
Trustee fees	5,208	5,208	5,208	5,307
Compliance fees (See Note 4)	4,927	4,927	4,927	4,927
Other expenses	3,730	3,561	3,462	4,181
Custody fees (See Note 4)	3,462	4,195	2,391	13,192
Postage & printing fees	3,013	2,013	2,013	4,209
Distribution fees – Investor Class (See Note 5)	2	165	907	18,447
Total expenses before reimbursement/waiver	287,468	256,978	230,015	430,123
Less: Fee reimbursement/waiver from
investment advisor (See Note 4)	(39,388)	(34,011)	(38,780)	—
Total net expenses	248,080	222,967	191,235	430,123
NET INVESTMENT INCOME	979,592	279,741	387,930	161,172

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(969,764)	(397,019)	2,000,564	158,908
Net change in unrealized appreciation of investments	(1,449,948)	(3,168,105)	(5,492,493)	(14,207,720)
Net realized and unrealized loss on investments	(2,419,712)	(3,565,124)	(3,491,929)	(14,048,812)

NET DECREASE IN NET ASSETS
FROM OPERATIONS	$(1,440,120)	$(3,285,383)	$(3,103,999)	$(13,887,640)

See Notes to the Financial Statements

Great Lakes Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	For the Year
	September 30, 2015	Ended
	(Unaudited)	March 31, 2015
OPERATIONS:
Net investment income	$979,592	$1,591,023
Net realized gain (loss) on investments	(969,764)	33,024
Net change in unrealized appreciation or depreciation of investments	(1,449,948)	604,996
Net increase (decrease) resulting from operations	(1,440,120)	2,229,043

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	—	—
Proceeds from reinvestment of distributions	16	32
Payments for shares redeemed	(101)	—
Increase (decrease) in net assets from Investor Class transactions	(85)	32
Institutional Class:
Proceeds from shares sold	18,223,208	46,847,133
Proceeds from reinvestment of distributions	245,838	262,265
Payments for shares redeemed	(8,567,535)	(16,236,071)
Increase in net assets from Institutional Class transactions	9,901,511	30,873,327
Net increase in net assets from capital share transactions	9,901,426	30,873,359

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(16)	(32)
Institutional Class	(1,053,094)	(1,680,128)
From net realized gains:
Investor Class	—	—
Institutional Class	—	—
Total distributions to shareholders	(1,053,110)	(1,680,160)
TOTAL INCREASE IN NET ASSETS	7,408,196	31,422,242

NET ASSETS:
Beginning of Period	72,433,729	41,011,487
End of Period*	$79,841,925	$72,433,729

* Includes distributions in excess of net investment income of	$(113,905)	$(40,387)

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	For the Year
	September 30, 2015	Ended
	(Unaudited)	March 31, 2015
OPERATIONS:
Net investment income	$279,741	$504,699
Net realized gain (loss) on investments	(397,019)	4,067,485
Net change in unrealized appreciation or depreciation of investments	(3,168,105)	264,728
Net increase (decrease) resulting from operations	(3,285,383)	4,836,912

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	1,600	10
Proceeds from reinvestment of distributions	556	18,156
Payments for shares redeemed	(106,817)	(20,536)
Decrease in net assets from Investor Class transactions	(104,661)	(2,370)
Institutional Class:
Proceeds from shares sold	7,489,872	24,750,049
Proceeds from reinvestment of distributions	155,917	2,463,452
Payments for shares redeemed	(5,618,458)	(8,279,007)
Increase in net assets from Institutional Class transactions	2,027,331	18,934,494
Net increase in net assets from capital share transactions	1,922,670	18,932,124

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(556)	(2,080)
Institutional Class	(277,019)	(600,935)
From net realized gains:
Investor Class	—	(16,574)
Institutional Class	—	(4,065,515)
Total distributions to shareholders	(277,575)	(4,685,104)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,640,288)	19,083,932

NET ASSETS:
Beginning of Period	51,286,681	32,202,749
End of Period*	$49,646,393	$51,286,681

* Includes undistributed net investment income of	$5,155	$2,989

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	For the Year
	September 30, 2015	Ended
	(Unaudited)	March 31, 2015
OPERATIONS:
Net investment income	$387,930	$585,328
Net realized gain on investments, including foreign currency gain (loss)	2,000,564	2,241,913
Net change in unrealized appreciation or depreciation
of investments and translations of foreign currency	(5,492,493)	313,127
Net increase (decrease) resulting from operations	(3,103,999)	3,140,368

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	10,500	85,686
Proceeds from reinvestment of distributions	5,303	16,457
Payments for shares redeemed	(1,811)	(87,436)
Increase in net assets from Investor Class transactions	13,992	14,707
Institutional Class:
Proceeds from shares sold	7,464,852	19,189,927
Proceeds from reinvestment of distributions	111,896	374,192
Payments for shares redeemed	(3,664,453)	(9,894,702)
Increase in net assets from Institutional Class transactions	3,912,295	9,669,417
Net increase in net assets from capital share transactions	3,926,287	9,684,124

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(5,303)	(9,221)
Institutional Class	(384,755)	(590,492)
From net realized gains:
Investor Class	—	(10,122)
Institutional Class	—	(548,601)
Total distributions to shareholders	(390,058)	(1,158,436)
TOTAL INCREASE IN NET ASSETS	432,230	11,666,056

NET ASSETS:
Beginning of Period	42,935,889	31,269,833
End of Period*	$43,368,119	$42,935,889

* Includes undistributed (distributions in excess of) net investment income of	$(2,128)	$—

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	For the Year
	September 30, 2015	Ended
	(Unaudited)	March 31, 2015
OPERATIONS:
Net investment income	$161,172	$316,001
Net realized gain on investments	158,908	8,558,758
Net change in unrealized depreciation of investments	(14,207,720)	(7,956,919)
Net increase (decrease) resulting from operations	(13,887,640)	917,840

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	30,202	334,542
Proceeds from reinvestment of distributions	—	2,173,989
Payments for shares redeemed	(1,710,338)	(3,004,569)
Decrease in net assets from Investor Class transactions	(1,680,136)	(496,038)
Institutional Class:
Proceeds from shares sold	15,137,455	37,070,757
Proceeds from reinvestment of distributions	—	7,228,372
Payments for shares redeemed	(21,056,532)	(12,002,783)
Increase (decrease) in net assets from Institutional Class transactions	(5,919,077)	32,296,346
Net increase (decrease) in net assets from capital share transactions	(7,599,213)	31,800,308

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	—	(11,074)
Institutional Class	—	(225,303)
From net realized gains:
Investor Class	—	(2,163,809)
Institutional Class	—	(10,184,494)
Total distributions to shareholders	—	(12,584,680)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,486,853)	20,133,468

NET ASSETS:
Beginning of Period	95,698,014	75,564,546
End of Period*	$74,211,161	$95,698,014

* Includes undistributed net investment income of	$265,285	$104,113

See Notes to the Financial Statements

Great Lakes Bond Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

Investor Class

	Six Months Ended				Period from
	September 30, 2015		Year Ended	Year Ended	September 28, 2012(1) to
	(Unaudited)		March 31, 2015	March 31, 2014	March 31, 2013
Per Common Share Data

Net asset value, beginning of period	$9.95		$9.84	$9.96	$10.00

Investment operations:
Net investment income	0.11	(2)	0.24 (2)	0.21 (2)	0.09
Net realized and unrealized gain (loss)
on investments	(0.29)		0.16	(0.10)	(0.02)
Total from investment operations	(0.18)		0.40	0.11	0.07

Less distributions from:
Net investment income	(0.14)		(0.29)	(0.23)	(0.10)
Net realized gains	—		—	—	(0.01)
Total distributions	(0.14)		(0.29)	(0.23)	(0.11)
Net asset value, end of period	$9.63		$9.95	$9.84	$9.96

Total return	-1.81	%(3)	4.07%	1.13%	0.71	%(3)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$1		$1	$1	$242

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	1.00	%(4)	1.09%	1.36%	1.73	%(4)
After expense reimbursement/waiver	0.90	%(4)	0.90%	0.90%	0.90	%(4)

Ratio of net investment income
to average net assets:
After expense reimbursement/waiver	2.31	%(4)	2.46%	2.10%	2.02	%(4)

Portfolio Turnover Rate	9	%(3)	33%	41%	98	%(3)

(1)	Inception date of the Investor Class.
(2)	Per share amounts calculated using average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

Great Lakes Bond Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

Institutional Class
	Six Months Ended				Period from
	September 30, 2015		Year Ended	Year Ended	September 28, 2012(1) to
	(Unaudited)		March 31, 2015	March 31, 2014	March 31, 2013
Per Common Share Data

Net asset value, beginning of period	$9.92		$9.81	$10.01	$10.00

Investment operations:
Net investment income	0.12	(2)	0.27 (2)	0.23 (2)	0.11
Net realized and unrealized gain (loss)
on investments	(0.31)		0.13	(0.19)	0.02
Total from investment operations	(0.19)		0.40	0.04	0.13

Less distributions from:
Net investment income	(0.13)		(0.29)	(0.24)	(0.11)
Net realized gains	—		—	—	(0.01)
Total distributions	(0.13)		(0.29)	(0.24)	(0.12)
Net asset value, end of period	$9.60		$9.92	$9.81	$10.01

Total return	-1.88	%(3)	4.08%	0.42%	1.32	%(3)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$79,841		$72,433	$41,010	$27,219

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	0.75	%(4)	0.84%	1.11%	1.48	%(4)
After expense reimbursement/waiver	0.65	%(4)	0.65%	0.65%	0.65	%(4)

Ratio of net investment income
to average net assets:
After expense reimbursement/waiver	2.56	%(4)	2.71%	2.35%	2.27	%(4)

Portfolio Turnover Rate	9	%(3)	33%	41%	98	%(3)

(1)	Inception date of the Institutional Class.
(2)	Per share amounts calculated using average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

Investor Class(1)
	Six Months
	Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2015		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2015	2014	2013	2012	2011
Per Common Share Data

Net asset value,
beginning of period	$15.00		$14.89	$15.02	$13.86	$13.63	$12.46

Investment operations:
Net investment income (loss)	0.03		0.15	0.14	0.17	0.17 (2)	0.16 (2)
Net realized and unrealized
gain (loss) on investments	(0.97)		1.56	3.31	1.74	0.77	1.50
Total from
investment operations	(0.94)		1.71	3.45	1.91	0.94	1.66

Less distributions from:
Net investment income	(0.06)		(0.17)	(0.13)	(0.15)	(0.24)	(0.16)
Net realized gains	—		(1.43)	(3.45)	(0.60)	(0.47)	(0.33)
Total distributions	(0.06)		(1.60)	(3.58)	(0.75)	(0.71)	(0.49)
Net asset value, end of period	$14.00		$15.00	$14.89	$15.02	$13.86	$13.63

Total return	-6.28	%(3)	11.69%	23.66%	14.47%	7.73%	13.50%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$74		$185	$185	$75	$68	$52

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	1.23	%(4)	1.32%	1.61%	1.39%	1.28%	1.32%
After expense reimbursement/waiver	1.10	%(4)	1.10%	0.80%	0.87%	0.90%	0.90%

Ratio of net investment income
to average net assets:
After expense reimbursement/waiver	0.82	%(4)	0.94%	1.24%	1.19%	1.33%	1.28%

Portfolio Turnover Rate	47	%(3)	95%	95%	103%	106%	125%

(1)	Prior to December 17, 2012, Investor Class shares were known as Class A shares.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

Institutional Class(1)
	Six Months
	Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2015		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2015	2014	2013	2012	2011
Per Common Share Data

Net asset value,
beginning of period	$14.94		$14.83	$14.97	$13.86	$13.67	$12.48

Investment operations:
Net investment income	0.08		0.17	0.22	0.04	0.22 (2)	0.21 (2)
Net realized and unrealized
gain (loss) on investments	(1.01)		1.58	3.26	1.89	0.77	1.50
Total from
investment operations	(0.93)		1.75	3.48	1.93	0.99	1.71

Less distributions from:
Net investment income	(0.08)		(0.21)	(0.17)	(0.22)	(0.33)	(0.19)
Net realized gains	—		(1.43)	(3.45)	(0.60)	(0.47)	(0.33)
Total distributions	(0.08)		(1.64)	(3.62)	(0.82)	(0.80)	(0.52)
Net asset value, end of period	$13.93		$14.94	$14.83	$14.97	$13.86	$13.67

Total return	-6.25	%(3)	12.01%	23.97%	14.69%	8.16%	13.87%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$49,572		$51,102	$32,018	$25,469	$48,233	$45,960

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	0.98	%(4)	1.07%	1.36%	1.02%	0.93%	0.95%
After expense reimbursement/waiver	0.85	%(4)	0.85%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income
to average net assets:
After expense reimbursement/waiver	1.07	%(4)	1.19%	1.49%	1.69%	1.68%	1.65%

Portfolio Turnover Rate	47	%(3)	95%	95%	103%	106%	125%

(1)	Prior to December 17, 2012, Institutional Class Shares were known as Class Y shares.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

Investor Class

	Six Months Ended				Period from
	September 30, 2015		Year Ended	Year Ended	September 28, 2012(1) to
	(Unaudited)		March 31, 2015	March 31, 2014	March 31, 2013
Per Common Share Data

Net asset value, beginning of period	$14.13		$13.34	$11.36	$10.00

Investment operations:
Net investment income	0.10		0.19	0.15	0.08
Net realized and unrealized gain (loss)
on investments	(1.06)		0.98	2.00	1.35
Total from investment operations	(0.96)		1.17	2.15	1.43

Less distributions from:
Net investment income	(0.10)		(0.18)	(0.16)	(0.07)
Net realized gains	—		(0.20)	(0.01)	—
Total distributions	(0.10)		(0.38)	(0.17)	(0.07)
Net asset value, end of period	$13.07		$14.13	$13.34	$11.36

Total return	-6.79	%(2)	8.79%	19.01%	14.36	%(2)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$682		$723	$667	$362

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	1.27	%(3)	1.36%	1.82%	3.23	%(3)
After expense reimbursement/waiver	1.10	%(3)	1.10%	1.10%	1.10	%(3)

Ratio of net investment income
to average net assets:
After expense reimbursement/waiver	1.48	%(3)	1.29%	1.30%	1.62	%(3)

Portfolio Turnover Rate	16	%(2)	22%	5%	6	%(2)

(1)	Inception date of the Investor Class.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

Institutional Class

	Six Months Ended				Period from
	September 30, 2015		Year Ended	Year Ended	September 28, 2012(1) to
	(Unaudited)		March 31, 2015	March 31, 2014	March 31, 2013
Per Common Share Data

Net asset value, beginning of period	$14.11		$13.32	$11.34	$10.00

Investment operations:
Net investment income	0.12		0.21	0.18	0.08
Net realized and unrealized gain (loss)
on investments	(1.06)		1.00	2.00	1.34
Total from investment operations	(0.94)		1.21	2.18	1.42

Less distributions from:
Net investment income	(0.12)		(0.22)	(0.19)	(0.08)
Net realized gains	—		(0.20)	(0.01)	—
Total distributions	(0.12)		(0.42)	(0.20)	(0.08)
Net asset value, end of period	$13.05		$14.11	$13.32	$11.34

Total return	-6.68	%(2)	9.08%	19.32%	14.28	%(2)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$42,686		$42,213	$30,603	$12,293

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	1.02	%(3)	1.11%	1.57%	2.98	%(3)
After expense reimbursement/waiver	0.85	%(3)	0.85%	0.85%	0.85	%(3)

Ratio of net investment income
to average net assets:
After expense reimbursement/waiver	1.73	%(3)	1.54%	1.55%	1.87	%(3)

Portfolio Turnover Rate	16	%(2)	22%	5%	6	%(2)

(1)	Inception date of the Institutional Class.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

Investor Class(1)

	Six Months
	Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2015		March 31,	March 31,	March 31,	March 31,		March 31,
	(Unaudited)		2015	2014	2013	2012		2011
Per Common Share Data

Net asset value,
beginning of period	$16.44		$18.74	$16.74	$15.68	$18.41		$15.27

Investment operations:
Net investment income (loss)	0.01		0.03	0.01	0.04	(0.03	)(2)	0.07 (2)
Net realized and unrealized
gain (loss) on investments	(2.41)		0.13	4.63	1.92	0.04		4.29
Total from
investment operations	(2.40)		0.16	4.64	1.96	0.01		4.36

Less distributions from:
Net investment income	—		(0.01)	(0.07)	—	(0.02)		(0.03)
Net realized gains	—		(2.45)	(2.57)	(0.90)	(2.72)		(1.19)
Total distributions	—		(2.46)	(2.64)	(0.90)	(2.74)		(1.22)
Net asset value, end of period	$14.04		$16.44	$18.74	$16.74	$15.68		$18.41

Total return	-14.60	%(3)	0.74%	28.26%	13.37%	2.87%		29.36%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$12,119		$15,933	$18,469	$13,817	$13,396		$13,951

Ratio of expenses to average net assets:
Before expense
reimbursement/recoupment	1.12	%(4)	1.14%	1.23%	1.30%	1.30%		1.35%
After expense
reimbursement/recoupment	1.12	%(4)	1.15%	1.24%	1.24%	1.24%		1.24%

Ratio of net investment income (loss)
to average net assets:
After expense
reimbursement/recoupment	0.13	%(4)	0.15%	0.09%	0.28%	(0.16)%		0.45%

Portfolio Turnover Rate	52	%(3)	102%	86%	97%	126%		136%

(1)	Prior to December 17, 2012, Investor Class shares were known as Class A shares.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

Institutional Class(1)

	Six Months
	Ended
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2015		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2015	2014	2013	2012	2011
Per Common Share Data

Net asset value,
beginning of period	$16.65		$18.95	$16.89	$15.78	$18.51	$15.34

Investment operations:
Net investment income	0.04		0.06	0.06	0.08	0.01 (2)	0.13 (2)
Net realized and unrealized
gain (loss) on investments	(2.46)		0.14	4.69	1.93	0.05	4.30
Total from
investment operations	(2.42)		0.20	4.75	2.01	0.06	4.43

Less distributions from:
Net investment income	—		(0.05)	(0.12)	—	(0.07)	(0.07)
Net realized gains	—		(2.45)	(2.57)	(0.90)	(2.72)	(1.19)
Total distributions	—		(2.50)	(2.69)	(0.90)	(2.79)	(1.26)
Net asset value, end of period	$14.23		$16.65	$18.95	$16.89	$15.78	$18.51

Total return	-14.53	%(3)	1.01%	28.65%	13.60%	3.15%	29.69%

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$62,092		$79,765	$57,096	$39,735	$35,233	$33,412

Ratio of expenses to average net assets:
Before expense
reimbursement/recoupment	0.87	%(4)	0.89%	0.98%	1.05%	1.05%	1.10%
After expense
reimbursement/recoupment	0.87	%(4)	0.90%	0.99%	0.99%	0.99%	0.99%

Ratio of net investment income
to average net assets:
After expense
reimbursement/recoupment	0.38	%(4)	0.40%	0.34%	0.53%	0.09%	0.81%

Portfolio Turnover Rate	52	%(3)	102%	86%	97%	126%	136%

(1)	Prior to December 17, 2012, Institutional Class shares were known as Class I shares.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

Great Lakes Funds

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2015

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Great Lakes Bond Fund (“Bond Fund”), Great Lakes Large Cap Value Fund (“Large Cap Value Fund”), Great Lakes Disciplined Equity Fund (“Disciplined Equity Fund”), and Great Lakes Small Cap Opportunity Fund (“Small Cap Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is total return.  Additionally, the Bond Fund has an emphasis on current income.  The Bond Fund and Large Cap Value Fund commenced operations on September 28, 2012.  The Disciplined Equity Fund commenced operations on June 1, 2009, and the Small Cap Opportunity Fund commenced operations on December 5, 2008.  The Funds currently offer two classes of shares, the Investor Class and the Institutional Class.  Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class.  The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no cost to the Funds. Therefore, no federal income tax provision is required. As of and during the six months ended September 30, 2015, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the six months ended September 30, 2015 the Funds did not incur any interest or penalties. Generally, tax authorities can examine all the tax returns filed for the last three years.

Security Transactions and Investment Income – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Bond Fund will declare daily and pay monthly distributions of net investment income. The Large Cap Value Fund and the Disciplined Equity Fund will make distributions, if any, of net investment income quarterly. The Small Cap Opportunity Fund will make distributions, if any, of net investment income annually. The Funds will also distribute net capital gains, if any, at least annually, typically during the month of December. The Funds may make additional distributions if deemed to be desirable any time during the year.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for

Great Lakes Funds

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value.  The Funds will not hold more than 15% of the value of their net assets in illiquid securities.  At September 30, 2015, the Bond Fund had investments in illiquid securities with a total value of $266,075 or 0.3% of total net assets and the Disciplined Equity Fund had investments in illiquid securities with a total value of $13,732 or 0.0% of total net assets.

Information concerning illiquid securities is as follows:

Bond Fund
		Dates	Cost
Security	Par	Acquired	Basis
Carlson Travel Holdings, Inc.	$75,000	6/14	$76,406
Greektown Holdings LLC	75,000	2/14	78,188
Land O’ Lakes Capital Trust I	40,000	3/14	40,374
Signode Industrial Group	75,000	4/14	76,406

Disciplined Equity Fund
		Dates	Cost
Security	Shares	Acquired	Basis
Safeway Casa Ley	12,910	1/15	$—
Safeway PDC, LLC	12,910	1/15	—

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Great Lakes Funds

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange traded funds (“ETFs”) and real estate investment trusts (“REITs”), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Corporate and Municipal Bonds – Corporate and Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.

U.S. Government & Agency Securities – U.S. government & agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government and agency securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately

Great Lakes Funds

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2015:

Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$40,447,680	$—	$40,447,680
Municipal Bonds	—	11,984,911	—	11,984,911
U.S. Government & Agency Securities	—	7,592,223	—	7,592,223
Mortgage Backed Securities	—	6,308,651	—	6,308,651
U.S. Treasury Securities	—	5,868,973	—	5,868,973
Exchange Traded Funds	3,398,125	—	—	3,398,125
Investment Company	130,500	—	—	130,500
Short-Term Investment	4,051,758	—	—	4,051,758
Total Investments in Securities	$7,580,383	$72,202,438	$—	$79,782,821

Disciplined Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$48,773,309	$—	$—	$48,773,309
Contingent Value Rights	—	—	13,732	13,732
Short-Term Investment	684,666	—	—	684,666
Total Investments in Securities	$49,457,975	$—	$13,732	$49,471,707

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$41,402,627	$—	$—	$41,402,627
Short-Term Investment	1,771,067	—	—	1,771,067
Total Investments in Securities	$43,173,694	$—	$—	$43,173,694

Small Cap Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$72,265,658	$—	$—	$72,265,658
Short-Term Investment	2,114,312	—	—	2,114,312
Total Investments in Securities	$74,379,970	$—	$—	$74,379,970

Great Lakes Funds

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
Disciplined Equity Fund	in Securities
Balance as of 3/31/2015	$13,372
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers into and/or out of Level 3	—
Balance as of 9/30/2015	$13,732
Net unrealized appreciation of Level 3 Securities as of September 30, 2015	$13,732

Transfers between levels are recognized at the end of the reporting period.  During the period ended September 30, 2015, the Funds recognized no transfers between levels.  The Bond Fund, Large Cap Value Fund and Small Cap Opportunity Fund did not invest in any Level 3 investments during the period.  The Disciplined Equity Fund did hold Level 3 investments during and at the end of the period, but they are deemed immaterial and do not require disclosure of valuation techniques and inputs used.  Refer to the Schedule of Investments for further information.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Great Lakes Advisors, LLC (“the Adviser”) to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Bond Fund	0.40%
Disciplined Equity Fund	0.60%
Large Cap Value Fund	0.60%
Small Cap Opportunity Fund	0.60%

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for their expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expenses) do not exceed the following:

Fund
	Investor Class	Institutional Class
Bond Fund	0.90%	0.65%
Disciplined Equity Fund	1.10%	0.85%
Large Cap Value Fund	1.10%	0.85%
Small Cap Opportunity Fund	1.24%	0.99%

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expenses Limitation Agreement will be in effect through at least July 31, 2016. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Great Lakes Funds

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

Fund	3/31/2016	3/31/2017	3/31/2018	3/31/2019
Bond Fund	$98,055	$148,748	$109,996	$39,388
Disciplined Equity Fund	79,361	222,485	94,592	34,011
Large Cap Value Fund	95,840	142,283	97,100	38,780
Small Cap Opportunity Fund	—	—	—	—

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the six months ended September 30, 2015 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION AND SHAREHOLDER SERVICING FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended September 30, 2015, the Funds’ Investor Classes incurred the following expenses pursuant to the Plan:

Fund	Amount
Bond Fund	$ 2
Disciplined Equity Fund	165
Large Cap Value Fund	907
Small Cap Opportunity Fund	18,447

Great Lakes Funds

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

6.  CAPITAL SHARE TRANSACTIONS

	Bond Fund		Disciplined Equity Fund
	Six Months Ended		Six Months Ended
	September 30, 2015	Year Ended	September 30, 2015	Year Ended
	(Unaudited)	March 31, 2015	(Unaudited)	March 31, 2015
Investor Class:
Shares sold	—	—	106	1
Shares issued in reinvestment
of distributions	2	3	38	1,224
Shares redeemed	(11)	—	(7,179)	(1,342)
Net increase (decrease)	(9)	3	(7,035)	(117)
Institutional Class:
Shares sold	1,874,827	4,736,862	506,243	1,642,110
Shares issued in reinvestment
of distributions	25,341	26,485	10,902	166,550
Shares redeemed	(885,712)	(1,641,434)	(380,756)	(545,521)
Net increase	1,014,456	3,121,913	136,389	1,263,139
Net increase
in capital shares	1,014,447	3,121,916	129,354	1,263,022

	Large Cap Value Fund		Small Cap Opportunity Fund
	Six Months Ended		Six Months Ended
	September 30, 2015	Year Ended	September 30, 2015	Year Ended
	(Unaudited)	March 31, 2015	(Unaudited)	March 31, 2015
Investor Class:
Shares sold	776	6,381	1,852	18,807
Shares issued in reinvestment
of distributions	394	1,151	—	131,042
Shares redeemed	(134)	(6,373)	(107,987)	(165,867)
Net increase (decrease)	1,036	1,159	(106,135)	(16,018)
Institutional Class:
Shares sold	535,126	1,378,346	926,057	2,021,455
Shares issued in reinvestment
of distributions	8,350	26,203	—	430,516
Shares redeemed	(262,995)	(711,456)	(1,355,921)	(673,860)
Net increase (decrease)	280,481	693,093	(429,864)	1,778,111
Net increase (decrease)
in capital shares	281,517	694,252	(535,999)	1,762,093

Great Lakes Funds

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the six months ended September 30, 2015, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Bond Fund	$3,059,103	$1,057,421	$11,716,234	$5,478,114
Disciplined Equity Fund	—	—	26,122,863	24,261,656
Large Cap Value Fund	—	—	10,649,466	6,772,546
Small Cap Opportunity Fund	—	—	46,031,505	53,404,040

8.  INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at March 31, 2015, the Fund’s most recently completed fiscal year end, were as follows:

	Aggregate Gross	Aggregate Gross	Net	Federal Income
Fund	Appreciation	Depreciation	Appreciation	Tax Cost
Bond Fund	$1,603,511	$(1,084,158)	$ 519,353	$71,849,451
Disciplined Equity Fund	5,727,280	(1,225,346)	4,501,934	46,661,875
Large Cap Value Fund	6,023,302	(1,328,934)	4,694,368	38,051,388
Small Cap Opportunity Fund	6,159,563	(5,133,738)	1,025,825	95,121,414

At March 31, 2015, the Fund’s most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Undistributed	Other		Other	Total
	Ordinary	Long Term	Accumulated	Unrealized	Temporary	Accumulated
Fund	Income	Capital Gains	(Losses)	Appreciation	Differences	Earnings
Bond Fund	$97,011	$—	$(479,442)	$519,353	$—	$136,922
Disciplined Equity Fund	182,095	1,022,321	—	4,501,934	—	5,706,350
Large Cap Value Fund	187,683	1,698,099	—	4,694,368	—	6,580,150
Small Cap
Opportunity Fund	2,964,574	1,687,423	—	1,025,825	—	5,677,822

As of March 31, 2015, the Bond Fund had $20,175 in long-term capital loss carryovers, which will be permitted to be carried over for an unlimited period.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended March 31, 2015, the Bond Fund plans to defer on a tax basis, short-term post-October capital losses of $321,869. No other Funds plan to defer any late year losses.

Great Lakes Funds

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
SEPTEMBER 30, 2015

The tax character of distributions paid during the six months ended September 30, 2015 was as follows:

Fund	Ordinary Income*	Long Term Capital Gains**	Total
Bond Fund	$1,053,110	$—	$1,053,110
Disciplined Equity Fund	277,575	—	277,575
Large Cap Value Fund	390,058	—	390,058
Small Cap Opportunity Fund	—	—	—

The tax character of distributions paid during the year ended March 31, 2015 was as follows:

Fund	Ordinary Income*	Long Term Capital Gains	Total
Bond Fund	$1,680,160	$—	$1,680,160
Disciplined Equity Fund	1,975,735	2,709,369	4,685,104
Large Cap Value Fund	603,252	555,184	1,158,436
Small Cap Opportunity Fund	6,262,141	6,322,539	12,584,680

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
**
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(C), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended March 31, 2015.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2015, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Bond Fund	Lafoba & Co.	75.61%
Disciplined Equity Fund	Lafoba & Co.	47.59%
Large Cap Value Fund	Lafoba & Co.	57.99%
Small Cap Opportunity Fund	First Clearing FBO	51.01%
	Lafoba & Co.	25.77%

10.  CHANGE IN INDEPENDENT ACCOUNTANT

On August 12, 2015, the appointment of Ernst &Young, LLP (“E&Y”) as the Great Lakes Funds independent registered public accountants ended, and upon the recommendation of the Trust’s Audit Committee and approval of the Board of Trustees, the Great Lakes Funds engaged Cohen Fund Audit Services, LTD as the Funds’ principal independent auditors for the fiscal year ending March 31, 2016. E&Y had served as the principal independent auditor for each of the previous fiscal years ending March 31, 2013 through March 31, 2015. The reports of E&Y on the financial statements of the Great Lakes Funds for such periods contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended March 31, 2013 through March 31, 2015 (and the interim period ended August 12, 2015) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosures or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of E&Y, would have caused E&Y to make references thereto in their report on the financial statements of such years.

Great Lakes Funds

ADDITIONAL INFORMATION (UNAUDITED)
SEPTEMBER 30, 2015

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  Each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, each Fund’s Form N-Q is available without charge upon request by calling 1-855-278-2020.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-278-2020.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-855-278-2020, or (2) on the SEC’s website at www.sec.gov.

PRIVACY NOTICE (UNAUDITED)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Great Lakes Advisors, LLC
231 South LaSalle Street, 4th Floor
Chicago, Illinois  60604

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, Wisconsin  53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, Maine  04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-855-278-2020.

GK-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        Managed Portfolio Series

By (Signature and Title)*                   /s/James R. Arnold
James R. Arnold, President

Date     December 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/James R. Arnold
James R. Arnold, President

Date     December 7, 2015

By (Signature and Title)*                   /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date     December 7, 2015

* Print the name and title of each signing officer under his or her signature.